UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	October 31, 2015

Date of reporting period:	November 1, 2014 – April 30, 2015

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

FUND SYMBOL
(CLASS A SHARES)

PDMAX

Putnam Absolute Return 700 Fund®

Semiannual report 4|30|15

A world of investing.®

Putnam Investments

ABSOLUTE RETURN FUNDS are designed for a wide range of investors and pursue positive returns with less volatility over time than more traditional funds.

Putnam
Absolute Return
700 Fund®

Semiannual report
4 | 30 | 15

Message from the Trustees	1
About the fund	2
Performance snapshot	4
Interview with your fund’s portfolio manager	5
Your fund’s performance	11
Your fund’s expenses	13
Terms and definitions	15
Other information for shareholders	16
Financial statements	17

Consider these risks before investing: Allocation of assets among asset classes may hurt performance. Stock and bond prices may fall or fail to rise over time for several reasons, including general financial market conditions, factors related to a specific issuer or industry and, with respect to bond prices, changing market perceptions of the risk of default and changes in government intervention. These factors may also lead to increased volatility and reduced liquidity in the bond markets. The fund’s active trading strategy may lose money or not earn a return sufficient to cover associated trading and other costs. Use of leverage through derivatives adds risk by increasing investment exposure. Bond investments are subject to interest-rate risk (the risk of bond prices falling if interest rates rise) and credit risk (the risk of an issuer defaulting on interest or principal payments). Interest-rate risk is greater for longer-term bonds, and credit risk is greater for below-investment-grade bonds. Unlike bonds, funds that invest in bonds have fees and expenses. Lower-rated bonds may offer higher yields in return for more risk. Funds that invest in government securities are not guaranteed. Mortgage-backed securities are subject to prepayment risk and the risk that they may increase in value less when interest rates decline and decline in value more when interest rates rise. International investing involves currency, economic, and political risks. Emerging-market securities have illiquidity and volatility risks. Risks associated with derivatives include increased investment exposure (which may be considered leverage) and, in the case of over-the-counter instruments, the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. The fund may not achieve its goal, and it is not intended to be a complete investment program. The fund’s efforts to produce lower-volatility returns may not be successful and may make it more difficult at times for the fund to achieve its targeted return. Under certain market conditions, the fund may accept greater-than-typical volatility to seek its targeted return. Commodities have market, political, regulatory, and natural conditions risks. Investments in small and/or midsize companies may experience greater price fluctuations. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. You can lose money by investing in the fund.

Message from the Trustees
Dear Fellow Shareholder:

With the midway point of 2015 at hand, we note the sixth anniversary of the beginning of the U.S. economic expansion as dated by the National Bureau of Economic Research, which tracks the ups and downs of U.S. business cycles. It has also been six years since the beginning of the current bull market in U.S. stocks.

Both the expansion and the bull market are longer than average, and both appear to owe their longevity, to some degree, to the extraordinary policy measures undertaken by the Federal Reserve. Recently, however, the Fed has been preparing markets for a shift toward tighter monetary policy. Short-term interest rates could increase for the first time since 2006.

While higher interest rates can be a reflection of solid economic conditions, they can also pose a risk to fixed-income investments, and can have a less direct impact on stocks. International markets, which have performed well in early 2015, would also feel the effects of higher rates in the world’s largest economy. In the following pages, your fund’s portfolio manager provides a market outlook in addition to an update on your fund’s performance.

With the possibility that markets could begin to move in different directions, it might be a prudent time to consult your financial advisor to determine whether any adjustments or additions to your portfolio are warranted.

As the owner of a Putnam fund, you have put your investment in the hands of professional managers who pursue a consistent strategy and have experience in navigating changing market conditions. They, and we, share a deep conviction that an active approach based on fundamental research can play a valuable role in your portfolio.

As always, thank you for investing with Putnam.

Respectfully yours,

Robert L. Reynolds
President and Chief Executive Officer
Putnam Investments

Jameson A. Baxter
Chair, Board of Trustees

June 11, 2015

Putnam Absolute Return 700 Fund®

Pursuing positive returns with low volatility

Unlike more traditional funds, Putnam Absolute Return Funds seek positive total returns above the return of U.S. Treasury bills while employing strategies that may produce lower volatility over time. The Absolute Return 700 Fund can invest in a wide range of securities and provide diversification to a portfolio of more traditional funds.

The fund's management team has experience in absolute return investing over market cycles.

Featured from left to right:

James A. Fetch
(industry since 1994)

Robert J. Kea, CFA
(industry since 1988)

Joshua B. Kutin, CFA
(industry since 1998)

Robert J. Schoen
(industry since 1990)

Jason R. Vaillancourt, CFA
(industry since 1993)

The fund is not intended to outperform stocks and bonds during strong market rallies.

Absolute return funds can add investment flexibility to portfolios.

Absolute return funds can pursue a wide range of investments and strategies.

	Absolute return funds	Traditional bond funds	Traditional balanced funds	U.S. stock funds	International stock funds
Absolute flexibility Free to change holdings rather than follow one market or asset class	•				
Defines positive return targets Pursues targeted total returns above the return of U.S. Treasury bills over a full market cycle (three years or more)	•				
Available strategies					
U.S. bonds	•	•	•		
U.S. stocks	•		•	•	
Foreign bonds	•	•	•		
Foreign stocks	•		•		•
Emerging markets	•				•
Commodities	•				
Hedging strategies	•	•			•
REITs	•				
Cash	•				

All funds involve different levels of risk, have different fees and expenses, and have different objectives that you should consider before investing. See the fund's prospectus for further details.

Putnam Absolute Return 700 Fund has been less volatile than stocks.

The fund has pursued active strategies that seek to manage risk.

Standard deviation of returns since fund inception 12/23/08–4/30/15

Treasury bills 0.05%
Putnam Absolute Return 700 Fund® 4.43%
Bonds 2.84%
Stocks 14.55%

Class A shares before sales charge. Stocks are represented by the S&P 500 Index, an unmanaged index of common stock performance. Treasury bills are represented by the BofA Merrill Lynch U.S. Treasury Bill Index, an unmanaged index that tracks the performance of U.S. dollar-denominated U.S. Treasury bills publicly issued in the U.S. domestic market. Bonds are represented by the Barclays U.S. Aggregate Bond Index, an unmanaged index of U.S. investment-grade fixed-income securities. You cannot invest directly in an index. Standard deviation measures how widely a set of values varies from the mean. It is a historical measure of the variability of return earned by an investment portfolio. Past performance is not indicative of future results.

2 Absolute Return 700 Fund

Absolute Return 700 Fund 3

Performance
snapshot

Annualized total return (%) comparison as of 4/30/15

The fund — class A shares before sales charge
Putnam Absolute Return 700 Fund® (PDMAX)

Fund's benchmark
BofA Merrill Lynch U.S. Treasury Bill Index

Fund's target
Fund's benchmark plus 7.00%

7.15
6.20
0.15
7.12
4.74
0.12
7.10
4.75
0.10
7.07
6.12
0.07
3.95
0.04
LIFE OF FUND
(since 12/23/08)
5 YEARS
3 YEARS
1 YEAR
6 MONTHS*

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. Share price, principal value, and return will fluctuate, and you may have a gain or a loss when you sell your shares. Performance of class A shares assumes reinvestment of distributions and does not account for taxes. Fund returns in the bar chart do not reflect a sales charge of 5.75%; had they, returns would have been lower. See pages 3, 5 and 11–13 for additional performance information. For a portion of the periods, the fund had expense limitations, without which returns would have been lower. To obtain the most recent month-end performance, visit putnam.com.

The fund seeks to earn a positive total return that exceeds the return on U.S. Treasury bills by 700 basis points (or 7.00%) on an annualized basis over a reasonable period of time (generally at least three years or more) regardless of market conditions. No information for the target return is provided for periods of less than one year.

The fund is not expected to outperform during periods of market rallies.

*Returns for the six-month period are not annualized, but cumulative.
4     Absolute Return 700 Fund

Interview with your fund’s portfolio manager

Robert J. Kea, CFA

Bob, what was the investment environment like during the six-month reporting period ended April 30, 2015?

U.S. stocks were choppy, but still managed to gain more than 4%, as measured by the S&P 500 Index. Investors grappled with several issues. U.S. gross domestic product [GDP] fell to an anemic 0.2% annualized growth rate in 2015’s first quarter. Also, the strong U.S. dollar was a drag on corporate earnings, and the possibility of higher interest rates weighed on the market. Mid-cap stocks outpaced large- and small-cap shares, and growth stocks outperformed value-oriented equities by a considerable margin.

Overseas, the January launch of a larger-than-expected bond-buying program by the European Central Bank bolstered sentiment toward stocks in that region. Surprisingly, Japan outpaced many European markets in U.S.-dollar terms because the yen did not weaken as much versus the dollar as the euro did. Similar to Europe, Japan benefited from accommodative monetary policy, along with improving domestic and global economic conditions.

In fixed income, the period was marked by episodes of interest-rate volatility, but rates generally moved lower, allowing the broad Barclays U.S. Aggregate Bond Index to gain about 2%.

Pulled down in part by the weak U.S. GDP reading, the U.S. dollar declined in April,

Broad market index and fund performance

This comparison shows your fund’s performance in the context of broad market indexes for the six months ended 4/30/15. See pages 3, 4 and 11–13 for additional fund performance information. Index descriptions can be found on page 16.

Absolute Return 700 Fund     5

interrupting its steady march higher since last summer. Even though market participants largely attributed the slowdown to the dampening effects of harsh winter weather on consumer spending, attention turned toward the Federal Reserve’s interest-rate policy. A largely consensus opinion emerged that the Fed may wait longer to begin increasing interest rates, creating a possible headwind to dollar strength.

Crude oil prices, after bottoming at just over $47 per barrel in mid-March, rose and

Portfolio composition

Allocations are shown as a percentage of the fund’s net assets as of 4/30/15. Cash and net other assets, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, any interest accruals, and the use of different classifications of securities for presentation purposes. Allocations may not total 100% because the table includes the notional value of derivatives (the economic value for purposes of calculating periodic payment obligations), in addition to the market value of securities. Holdings and allocations may vary over time.

Negative weights may result from timing differences between trade and settlement dates of securities, such as TBAs, or from the use of derivatives.
6     Absolute Return 700 Fund

“In our view, the macroeconomic
backdrop in the United States remains
generally supportive for taking equity
risk.”

Bob Kea

ended the period at $59.63 on the New York Mercantile Exchange. Signs that U.S. oil production may be peaking and global energy demand may be rising, coupled with a weaker U.S. dollar, buoyed the commodity’s price.

Would you please summarize the fund’s overall investment strategy?

Absolute Return 700 Fund seeks to earn a positive total return that exceeds the return of U.S. Treasury bills by 7% on an annualized basis over a full market cycle [generally at least three years] regardless of market conditions. We seek to do this by utilizing both directional and non-directional strategies. Directional strategies look to capitalize on opportunities in global markets based on our assessment of broad market trends. The trends may involve either positive or negative market movements. Non-directional strategies seek to add value regardless of global market trends. We shift the composition of the portfolio’s risk between directional and non-directional strategies based on our active views of the relative potential of these approaches. In addition, the portfolio’s total risk and expected return can be increased or

Top 10 holdings

HOLDING (percentage of fund's net assets)	SECURITY TYPE	SECTOR/INDUSTRY
Citigroup, Inc. sr. notes Ser. G, 1-month USD LIBOR less 0.18%, 2016 (Indexed to the CVICF3F0 Index multiplied by 3) (3.6%)	Commodity-linked notes	Commodities
Consumer Discretionary Select Sector SPDR Fund (2.3%)	Investment company	Consumer cyclicals/Leisure
Consumer Staples Select Sector SPDR Fund (2.2%)	Investment company	Miscellaneous/Miscellaneous
Utility Select Sector SPDR Fund (1.1%)	Investment company	Utilities and power/ Utilities and power
Health Care Select Sector SPDR Fund (1.1%)	Investment company	Health care/Biotechnology
UBS AG/London 144A sr. notes 1-month LIBOR less 0.10%, 2015 (Indexed to the UBSIF3AT Index multiplied by 3) (United Kingdom) (1.0%)	Commodity-linked notes	Commodities
UBS AG/London 144A sr. notes 1-month LIBOR less 0.10%, 2016 (Indexed to the UBSIF3AT Index multiplied by 3) (United Kingdom) (1.0%)	Commodity-linked notes	Commodities
UBS AG/London 144A sr. notes 1-month LIBOR less 0.10%, 2015 (Indexed to the S&P GSCI Light Energy Index Excess Return multiplied by 3) (United Kingdom) (0.9%)	Commodity-linked notes	Commodities
Exxon Mobil Corp. (0.9%)	Common stock	Energy/Oil and gas
Samsung Electronics Co., Ltd. (South Korea) (0.8%)	Common stock	Technology/Electronics

This table shows the fund’s top 10 individual holdings and the percentage of the fund’s net assets that each represented as of 4/30/15. Short-term holdings, TBA commitments, and derivatives, if any, are excluded. Holdings may vary over time.
Absolute Return 700 Fund     7

decreased based on our outlook and current market conditions. We use a variety of tools to implement our investment process as we seek to manage various global risks.

How did directional strategies influence the fund’s performance during the six-month reporting period?

As a whole, our directional strategies added value, led by our equity allocation. The fund’s U.S. low-volatility strategy, which emphasizes stocks that have been less volatile than the overall market, benefited from a generally favorable backdrop for domestic equities.

The fund’s exposure to interest-rate risk also contributed, aided by a significant decline in rates during the period’s first half. For example, the yield on the benchmark 10-year U.S. Treasury fell from 2.36% at the start of the period to 1.64% at the beginning of February, its low for the period. Rates moved higher during the remainder of the period, but not enough to offset the solid contribution from our interest-rate strategy.

Commodities declined substantially during the period. As a result, our short position in the asset class, which was designed to benefit from downward movement in certain commodities indexes, also worked in the fund’s favor.

How did non-directional strategies perform during the period?

A variety of non-directional strategies performed well and provided a further boost to the fund’s return. Regional equity long/short trades were additive, and quantitative, equity-selection alpha strategies — one of which was focused in the United States and another in developed international markets — also aided the fund’s performance. Elsewhere, our global fixed-income alpha strategy was also productive, led by positions in securitized market sectors — such as collateralized mortgage obligations — mortgage credit, and

Portfolio composition comparison

This chart shows how the fund’s top weightings have changed over the past six months. Allocations are shown as a percentage of the fund’s net assets. Cash and net other assets, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Current period summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, any interest accruals, and the use of different classifications of securities for presentation purposes. Holdings and allocations may vary over time.

Data in the chart reflect a new calculation methodology put into effect within the past six months.
8     Absolute Return 700 Fund

prepayment-sensitive areas. Active currency positioning was another contributor, driven by long U.S.-dollar exposure coupled with tactical short positions in other major global currencies.

Which strategies didn’t work as well?

A long/short U.S. equity strategy that incorporates fundamental research from Putnam’s equity analysts was the only notable detractor, and partially offset the positive overall contribution from our stock-selection strategies.

How did you use derivatives during the period?

We used a variety of derivatives to reduce volatility and, in some cases, to enhance returns. We used futures to efficiently gain exposure to certain markets and to manage market risk. We also employed options to hedge against changes in the values of certain equities held by the fund. Lastly, we utilized total return swaps to help manage exposure to specific securities or baskets of securities.

What is your outlook for the coming months, and how are you positioning the fund?

Although first-quarter GDP growth was disappointing, we continue to have an overall optimistic view of the U.S. economic recovery. As noted above, we think the first-quarter slowdown was largely the result of weaker-than-expected consumer spending despite lower oil and gas prices, along with harsh winter weather in many parts of the country. In our view, the macroeconomic backdrop in the United States remains generally supportive for taking equity risk.

We continue to believe that the Fed is likely to begin raising its target for short-term interest rates sometime in 2015. However, with inflation stubbornly below the central bank’s 2% target at the end of the reporting period, we think the first increase won’t occur until the Fed sees enough consistent data to persuade it that the U.S. recovery is accelerating.

ABOUT DERIVATIVES

Derivatives are an increasingly common type of investment instrument, the performance of which is derived from an underlying security, index, currency, or other area of the capital markets. Derivatives employed by the fund’s managers generally serve one of two main purposes: to implement a strategy that may be difficult or more expensive to invest in through traditional securities, or to hedge unwanted risk associated with a particular position.

For example, the fund’s managers might use currency forward contracts to capitalize on an anticipated change in exchange rates between two currencies. This approach would require a significantly smaller outlay of capital than purchasing traditional bonds denominated in the underlying currencies. In another example, the managers may identify a bond that they believe is undervalued relative to its risk of default, but may seek to reduce the interest-rate risk of that bond by using interest-rate swaps, a derivative through which two parties “swap” payments based on the movement of certain rates. In other examples, the managers may use options and futures contracts to hedge against a variety of risks by establishing a combination of long and short exposures to specific equity markets or sectors.

Like any other investment, derivatives may not appreciate in value and may lose money. Derivatives may amplify traditional investment risks through the creation of leverage and may be less liquid than traditional securities. And because derivatives typically represent contractual agreements between two financial institutions, derivatives entail “counterparty risk,” which is the risk that the other party is unable or unwilling to pay. Putnam monitors the counterparty risks we assume. For example, Putnam often enters into collateral agreements that require the counterparties to post collateral on a regular basis to cover their obligations to the fund. Counterparty risk for exchange-traded futures and centrally cleared swaps is mitigated by the daily exchange of margin and other safeguards against default through their respective clearinghouses.

Absolute Return 700 Fund     9

In terms of portfolio positioning, with the U.S. bull market now in its sixth year, and interest rates and yield premiums for credit-sensitive bonds low, we see fewer opportunities to make a meaningful impact on performance via shifts in directional strategies. As a result, we believe there is greater potential to add value through non-directional strategies and have increased the fund’s emphasis on those strategies accordingly. For example, we believe our quantitatively driven, equity selection alpha strategies offer the most attractive potential and, at period-end, most of the fund’s non-directional risk was focused in this area. We also think divergent central bank policies between the United States and the United Kingdom on the one hand and continental Europe on the other, offer the potential for attractive regional fixed-income trades.

Thanks for your time and for bringing us up to date, Bob.

The views expressed in this report are exclusively those of Putnam Management and are subject to change. They are not meant as investment advice.

Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.

Portfolio Manager Robert J. Kea is Co-Head of Global Asset Allocation at Putnam. He holds an M.B.A. from the Bentley University Graduate School of Business and a B.A. from the University of Massachusetts, Amherst. He joined Putnam in 1989 and has been in the investment industry since 1988.

In addition to Bob, your fund’s portfolio managers are James A. Fetch; Joshua B. Kutin, CFA; Robert J. Schoen; and Jason R. Vaillancourt, CFA.
IN THE NEWS

There seems to be momentum in the U.S. equities market, which is now in its third-longest bull run since 1928. Inflation, as measured by the Consumer Price Index, was –0.1% before seasonal adjustment for the 12 months ended March 31, 2015, according to the Bureau of Labor Statistics. Low inflation and a resilient U.S. economy generally provide a supportive environment for equities. However, investors appear to be more cautious than celebratory. Uncertainties include the timing of the Federal Reserve’s decision to implement the first hike in short-term interest rates since 2006 and whether the strong dollar could continue to worsen the trade balance, which could in turn reduce gross domestic product. In March, exports grew by less than 1%, according to the Bureau of Economic Analysis, compared with a 7.7% jump in imports in the same month. For now, the S&P 500 Index continues to hover around the 2100 mark. Investors should keep in mind that equities tend to perform well when short-term rates are rising from low levels. The reason is, in part, because rising rates typically signal an improving economy.

10     Absolute Return 700 Fund

Your fund’s performance

This section shows your fund’s performance, price, and distribution information for periods ended April 30, 2015, the end of the first half of its current fiscal year. In accordance with regulatory requirements for mutual funds, we also include performance information as of the most recent calendar quarter-end and expense information taken from the fund’s current prospectus. Performance should always be considered in light of a fund’s investment strategy. Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. Performance information does not reflect any deduction for taxes a shareholder may owe on fund distributions or on the redemption of fund shares. For the most recent month-end performance, please visit the Individual Investors section at putnam.com or call Putnam at 1-800-225-1581. Class R, R5, R6, and Y shares are not available to all investors. See the Terms and Definitions section in this report for definitions of the share classes offered by your fund.

Fund performance Total return for periods ended 4/30/15

	Class A		Class B		Class C		Class M		Class R	Class R5	Class R6	Class Y
(inception dates)	(12/23/08)		(12/23/08)		(12/23/08)		(12/23/08)		(12/23/08)	(7/2/12)	(7/2/12)	(12/23/08)
	Before sales charge	After sales charge	Before CDSC	After CDSC	Before CDSC	After CDSC	Before sales charge	After sales charge	Net asset value	Net asset value	Net asset value	Net asset value
Life of fund	46.57%	38.14%	39.69%	39.69%	39.82%	39.82%	41.58%	36.62%	43.90%	48.81%	49.11%	48.67%
Annual average	6.20	5.22	5.40	5.40	5.42	5.42	5.63	5.03	5.90	6.46	6.49	6.44
5 years	26.08	18.83	21.55	19.55	21.49	21.49	22.85	18.55	24.47	27.76	28.02	27.65
Annual average	4.74	3.51	3.98	3.64	3.97	3.97	4.20	3.46	4.47	5.02	5.06	5.00
3 years	14.94	8.33	12.48	9.48	12.44	12.44	13.29	9.32	14.21	15.97	16.20	15.86
Annual average	4.75	2.70	4.00	3.06	3.99	3.99	4.25	3.02	4.53	5.06	5.13	5.03
1 year	6.12	0.02	5.38	0.39	5.36	4.36	5.58	1.88	5.86	6.42	6.47	6.33
6 months	3.95	–2.02	3.60	–1.30	3.58	2.60	3.72	0.09	3.93	4.08	4.22	4.08

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. After-sales-charge returns for class A and M shares reflect the deduction of the maximum 5.75% and 3.50% sales charge, respectively, levied at the time of purchase. Class B share returns after contingent deferred sales charge (CDSC) reflect the applicable CDSC, which is 5% in the first year, declining over time to 1% in the sixth year, and is eliminated thereafter. Class C share returns after CDSC reflect a 1% CDSC for the first year that is eliminated thereafter. Class R, R5, R6, and Y shares have no initial sales charge or CDSC. Performance for class R5 and R6 shares prior to their inception is derived from the historical performance of class Y shares and has not been adjusted for the lower investor servicing fees applicable to class R5 and R6 shares; had it, returns would have been higher.

For a portion of the periods, the fund had expense limitations, without which returns would have been lower.

Absolute Return 700 Fund     11

Comparative index returns For periods ended 4/30/15

	BofA Merrill Lynch U.S. Treasury Bill Index	Barclays U.S. Aggregate Bond Index	S&P 500 Index
Life of fund	0.96%	33.68%	176.97%
Annual average	0.15	4.68	17.40
5 years	0.60	22.38	95.31
Annual average	0.12	4.12	14.33
3 years	0.29	8.01	59.05
Annual average	0.10	2.60	16.73
1 year	0.07	4.46	12.98
6 months	0.04	2.06	4.40

Index results should be compared with fund performance before sales charge, before CDSC, or at net asset value.

Fund price and distribution information For the six-month period ended 4/30/15

Distributions	Class A		Class B	Class C	Class M		Class R	Class R5	Class R6	Class Y
Number	1		1	1	1		1	1	1	1
Income	$0.186		$0.095	$0.102	$0.132		$0.158	$0.224	$0.230	$0.222
Capital gains
Long-term gains	0.571		0.571	0.571	0.571		0.571	0.571	0.571	0.571
Short-term gains	—		—	—	—		—	—	—	—
Total	$0.757		$0.666	$0.673	$0.703		$0.729	$0.795	$0.801	$0.793
Share value	Before sales charge	After sales charge	Net asset value	Net asset value	Before sales charge	After sales charge	Net asset value	Net asset value	Net asset value	Net asset value
10/31/14	$12.71	$13.49	$12.44	$12.44	$12.52	$12.97	$12.57	$12.78	$12.77	$12.74
4/30/15	12.44	13.20	12.21	12.20	12.27	12.72	12.32	12.49	12.49	12.45

The classification of distributions, if any, is an estimate. Before-sales-charge share value and current dividend rate for class A and M shares, if applicable, do not take into account any sales charge levied at the time of purchase. After-sales-charge share value, current dividend rate, and current 30-day SEC yield, if applicable, are calculated assuming that the maximum sales charge (5.75% for class A shares and 3.50% for class M shares) was levied at the time of purchase. Final distribution information will appear on your year-end tax forms.

12     Absolute Return 700 Fund

Fund performance as of most recent calendar quarter Total return for periods ended 3/31/15

	Class A		Class B		Class C		Class M		Class R	Class R5	Class R6	Class Y
(inception dates)	(12/23/08)		(12/23/08)		(12/23/08)		(12/23/08)		(12/23/08)	(7/2/12)	(7/2/12)	(12/23/08)
	Before sales charge	After sales charge	Before CDSC	After CDSC	Before CDSC	After CDSC	Before sales charge	After sales charge	Net asset value	Net asset value	Net asset value	Net asset value
Life of fund	47.28%	38.81%	40.38%	40.38%	40.51%	40.51%	42.38%	37.40%	44.60%	49.52%	49.70%	49.39%
Annual average	6.37	5.37	5.56	5.56	5.57	5.57	5.80	5.20	6.06	6.62	6.65	6.61
5 years	27.25	19.93	22.58	20.58	22.63	22.63	24.10	19.76	25.73	29.06	29.21	28.94
Annual average	4.94	3.70	4.16	3.81	4.16	4.16	4.41	3.67	4.69	5.23	5.26	5.21
3 years	16.60	9.90	14.02	11.02	13.99	13.99	14.93	10.91	15.77	17.64	17.78	17.53
Annual average	5.25	3.20	4.47	3.55	4.46	4.46	4.75	3.51	5.00	5.56	5.61	5.53
1 year	6.72	0.59	5.90	0.90	5.88	4.88	6.26	2.55	6.46	7.10	7.07	7.02
6 months	4.62	–1.40	4.28	–0.66	4.26	3.27	4.48	0.82	4.60	4.83	4.80	4.83

See the discussion following the fund performance table on page 11 for information about the calculation of fund performance.

Your fund’s expenses

As a mutual fund investor, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial representative.

Expense ratios

	Class A	Class B	Class C	Class M	Class R	Class R5	Class R6	Class Y
Total annual operating expenses for the fiscal year ended 10/31/14	1.24%	1.99%	1.99%	1.74%	1.49%	0.99%	0.92%	0.99%
Annualized expense ratio for the six-month period ended 4/30/15*	1.27%	2.02%	2.02%	1.77%	1.52%	1.01%	0.94%	1.02%

Fiscal-year expense information in this table is taken from the most recent prospectus, is subject to change, and may differ from that shown for the annualized expense ratio and in the financial highlights of this report.

Expenses are shown as a percentage of average net assets.

*Includes a decrease of 0.04% from annualizing the performance fee adjustment for the six months ended 4/30/15.

Absolute Return 700 Fund     13

Expenses per $1,000

The following table shows the expenses you would have paid on a $1,000 investment in the fund from November 1, 2014, to April 30, 2015. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

	Class A	Class B	Class C	Class M	Class R	Class R5	Class R6	Class Y
Expenses paid per $1,000*†	$6.42	$10.20	$10.20	$8.94	$7.69	$5.11	$4.76	$5.16
Ending value (after expenses)	$1,039.50	$1,036.00	$1,035.80	$1,037.20	$1,039.30	$1,040.80	$1,042.20	$1,040.80

*Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 4/30/15. The expense ratio may differ for each share class.

†Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

Estimate the expenses you paid

To estimate the ongoing expenses you paid for the six months ended April 30, 2015, use the following calculation method. To find the value of your investment on November 1, 2014, call Putnam at 1-800-225-1581.

Compare expenses using the SEC’s method

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the following table shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

	Class A	Class B	Class C	Class M	Class R	Class R5	Class R6	Class Y
Expenses paid per $1,000*†	$6.36	$10.09	$10.09	$8.85	$7.60	$5.06	$4.71	$5.11
Ending value (after expenses)	$1,018.50	$1,014.78	$1,014.78	$1,016.02	$1,017.26	$1,019.79	$1,020.13	$1,019.74

*Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 4/30/15. The expense ratio may differ for each share class.

†Expenses are calculated by multiplying the expense ratio by the average account value for the six-month period; then multiplying the result by the number of days in the six-month period; and then dividing that result by the number of days in the year.

14     Absolute Return 700 Fund

Terms and definitions

Important terms

Total return shows how the value of the fund’s shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Before sales charge, or net asset value, is the price, or value, of one share of a mutual fund, without a sales charge. Before-sales-charge figures fluctuate with market conditions, and are calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

After sales charge is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. After-sales-charge performance figures shown here assume the 5.75% maximum sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is generally a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund’s class B CDSC declines over time from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.

Share classes

Class A shares are generally subject to an initial sales charge and no CDSC (except on certain redemptions of shares bought without an initial sales charge).

Class B shares are not subject to an initial sales charge and may be subject to a CDSC.

Class C shares are not subject to an initial sales charge and are subject to a CDSC only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no CDSC (except on certain redemptions of shares bought without an initial sales charge).

Class R shares are not subject to an initial sales charge or CDSC and are available only to employer-sponsored retirement plans.

Class R5 and R6 shares are not subject to an initial sales charge or CDSC and carry no 12b-1 fee. They are only available to employer-sponsored retirement plans.

Class Y shares are not subject to an initial sales charge or CDSC, and carry no 12b-1 fee. They are generally only available to corporate and institutional clients and clients in other approved programs.

Fixed-income terms

Current rate is the annual rate of return earned from dividends or interest of an investment. Current rate is expressed as a percentage of the price of a security, fund share, or principal investment.

Mortgage-backed security (MBS), also known as a mortgage “pass-through,” is a type of asset-backed security that is secured by a mortgage or collection of mortgages. The following are types of MBSs:

•Agency “pass-through” has its principal and interest backed by a U.S. government agency, such as the Federal National Mortgage Association (Fannie Mae), Government National Mortgage Association (Ginnie Mae), and Federal Home Loan Mortgage Corporation (Freddie Mac).

•Collateralized mortgage obligation (CMO) represents claims to specific cash flows from pools of home mortgages. The streams of principal and interest payments on the mortgages are distributed to the different classes of CMO interests in “tranches.” Each tranche may have different principal balances, coupon rates, prepayment risks, and maturity dates. A CMO is highly sensitive to changes in interest rates and any resulting change in the rate at which homeowners sell their properties, refinance, or otherwise prepay loans. CMOs are subject to prepayment, market, and liquidity risks.

•Interest-only (IO) security is a type of CMO in which the underlying asset is the interest portion of mortgage, Treasury, or bond payments.

•Non-agency residential mortgage-backed security (RMBS) is an MBS not backed by Fannie Mae, Ginnie Mae, or Freddie Mac. One type of RMBS is an Alt-A mortgage-backed security.

Absolute Return 700 Fund     15

•Commercial mortgage-backed security (CMBS) is secured by the loan on a commercial property.

Yield curve is a graph that plots the yields of bonds with equal credit quality against their differing maturity dates, ranging from shortest to longest. It is used as a benchmark for other debt, such as mortgage or bank lending rates.

Comparative indexes

Barclays U.S. Aggregate Bond Index is an unmanaged index of U.S. investment-grade fixed-income securities.

BofA (Bank of America) Merrill Lynch U.S. Treasury Bill Index is an unmanaged index that tracks the performance of U.S. dollar-denominated U.S. Treasury bills publicly issued in the U.S. domestic market. Qualifying securities must have a remaining term of at least one month to final maturity and a minimum amount outstanding of $1 billion.

S&P 500 Index is an unmanaged index of common stock performance.

Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.

Other information for shareholders

Important notice regarding delivery of shareholder documents

In accordance with Securities and Exchange Commission (SEC) regulations, Putnam sends a single copy of annual and semiannual shareholder reports, prospectuses, and proxy statements to Putnam shareholders who share the same address, unless a shareholder requests otherwise. If you prefer to receive your own copy of these documents, please call Putnam at 1-800-225-1581, and Putnam will begin sending individual copies within 30 days.

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2014, are available in the Individual Investors section of putnam.com, and on the SEC’s website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

The fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain the fund’s Form N-Q on the SEC’s website at www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s website or the operation of the Public Reference Room.

Trustee and employee fund ownership

Putnam employees and members of the Board of Trustees place their faith, confidence, and, most importantly, investment dollars in Putnam mutual funds. As of April 30, 2015, Putnam employees had approximately $498,000,000 and the Trustees had approximately $142,000,000 invested in Putnam mutual funds. These amounts include investments by the Trustees’ and employees’ immediate family members as well as investments through retirement and deferred compensation plans.

16     Absolute Return 700 Fund

Financial statements

A guide to financial statements

These sections of the report, as well as the accompanying Notes, constitute the fund’s financial statements.

The fund’s portfolio lists all the fund’s investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund’s net assets and share price are determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the liquidation preference of preferred shares.)

Statement of operations shows the fund’s net investment gain or loss. This is done by first adding up all the fund’s earnings — from dividends and interest income — and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings — as well as any unrealized gains or losses over the period — is added to or subtracted from the net investment result to determine the fund’s net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund’s net assets were affected by the fund’s net investment gain or loss, by distributions to shareholders, and by changes in the number of the fund’s shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year.

Financial highlights provide an overview of the fund’s investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlights table also includes the current reporting period.

Absolute Return 700 Fund     17

The fund’s portfolio 4/30/15 (Unaudited)

COMMON STOCKS (43.5%)*	Shares	Value
Basic materials (2.5%)
Airgas, Inc.	9,000	$911,520
Anhui Conch Cement Co., Ltd. (China)	765,000	3,107,685
Axalta Coating Systems, Ltd. †	9,700	297,596
Bemis Co., Inc.	17,200	774,000
Braskem SA (Brazil)	627,800	2,625,427
China Lesso Group Holdings, Ltd. (China)	2,432,000	1,792,261
China Singyes Solar Technologies Holdings, Ltd. (China)	1,454,000	2,388,907
Huabao International Holdings, Ltd. (China)	3,174,000	3,565,133
International Flavors & Fragrances, Inc.	10,571	1,213,022
Koza Altin Isletmeleri AS (Turkey)	105,674	1,101,680
Newmont Mining Corp.	76,400	2,023,836
Royal Gold, Inc.	11,700	755,001
Sappi, Ltd. (South Africa) †	324,821	1,331,544
SBA Communications Corp. Class A †	21,900	2,536,458
Sherwin-Williams Co. (The)	13,700	3,808,600
Sibanye Gold, Ltd. (South Africa)	1,294,642	3,055,742
		31,288,412
Capital goods (2.2%)
Avery Dennison Corp.	15,800	878,322
Ball Corp.	22,700	1,666,407
China Railway Group, Ltd. (China)	1,943,000	2,727,079
General Dynamics Corp.	42,300	5,808,636
Lockheed Martin Corp.	29,300	5,467,380
Raytheon Co.	40,800	4,243,200
Rockwell Collins, Inc.	22,500	2,189,925
Stericycle, Inc. †	8,700	1,160,841
TransDigm Group, Inc.	8,300	1,760,679
Waste Management, Inc.	41,300	2,045,589
		27,948,058
Communication services (1.2%)
America Movil SAB de CV ADR Class L (Mexico)	84,300	1,761,027
China Mobile, Ltd. (China)	280,000	4,003,611
SK Telecom Co., Ltd. (South Korea)	10,609	2,838,144
Verizon Communications, Inc.	113,017	5,700,577
		14,303,359
Conglomerates (1.5%)
Danaher Corp.	64,692	5,296,981
Marubeni Corp. (Japan)	757,900	4,702,094
Mitsubishi Corp. (Japan)	273,000	5,902,005
Mitsui & Co., Ltd. (Japan)	218,900	3,065,136
		18,966,216
Consumer cyclicals (4.4%)
ANTA Sports Products, Ltd. (China)	481,000	1,059,053
Automatic Data Processing, Inc.	45,900	3,880,386
AutoZone, Inc. †	5,546	3,730,572
Clorox Co. (The)	11,300	1,198,930
Discovery Communications, Inc. Class C †	39,000	1,178,970
Dollar General Corp.	52,200	3,795,462

18     Absolute Return 700 Fund

COMMON STOCKS (43.5%)* cont.	Shares	Value
Consumer cyclicals cont.
Dollar Tree, Inc. †	35,063	$2,679,164
FactSet Research Systems, Inc.	5,400	849,906
FF Group (Greece)	73,194	2,209,867
Harley-Davidson, Inc.	35,900	2,017,939
Interpublic Group of Cos., Inc. (The)	69,600	1,450,464
Kohl’s Corp.	11,300	809,645
Lear Corp.	2,900	321,987
LF Corp. (South Korea)	21,640	709,675
Madison Square Garden Co. (The) Class A †	10,600	851,180
Naspers, Ltd. Class N (South Africa)	3,198	501,818
NIKE, Inc. Class B	2,700	266,868
Omnicom Group, Inc.	32,672	2,475,231
OPAP SA (Greece)	165,081	1,466,944
Ralph Lauren Corp.	9,800	1,307,418
Scripps Networks Interactive Class A	17,995	1,257,131
Target Corp.	80,000	6,306,400
Tata Motors, Ltd. ADR (India)	67,100	2,763,849
Tongaat Hulett, Ltd. (South Africa)	64,997	723,699
Vantiv, Inc. Class A †	21,900	856,290
VF Corp.	43,100	3,121,733
Wal-Mart Stores, Inc.	24,700	1,927,835
Walt Disney Co. (The)	54,000	5,870,880
		55,589,296
Consumer staples (4.2%)
Altria Group, Inc.	129,631	6,488,032
Amorepacific Group (South Korea) F	22,930	3,486,558
Bunge, Ltd.	21,300	1,839,681
Chipotle Mexican Grill, Inc. †	700	434,938
Church & Dwight Co., Inc.	13,100	1,063,327
Colgate-Palmolive Co.	68,100	4,581,768
Costco Wholesale Corp.	44,800	6,408,640
Daesang Corp. (South Korea)	66,275	2,862,360
Dr. Pepper Snapple Group, Inc.	30,700	2,289,606
Gruma SAB de CV Class B (Mexico)	204,301	2,461,147
Indofood Sukses Makmur Tbk PT (Indonesia)	3,439,900	1,783,287
JBS SA (Brazil)	251,651	1,297,949
McDonald’s Corp.	72,168	6,967,820
Philip Morris International, Inc.	28,000	2,337,160
Pinnacle Foods, Inc.	8,900	360,895
Reynolds American, Inc.	40,500	2,968,650
Sao Martinho SA (Brazil)	137,501	1,749,254
Sumitomo Corp. (Japan)	262,700	3,104,702
Tupperware Brands Corp.	8,500	568,310
		53,054,084
Energy (2.3%)
Bangchak Petroleum PCL (The) (Thailand)	1,630,100	1,755,454
Exxon Mobil Corp.	133,431	11,657,866
HollyFrontier Corp.	33,100	1,283,618
Lukoil OAO ADR (Russia)	30,723	1,566,455

Absolute Return 700 Fund     19

COMMON STOCKS (43.5%)* cont.	Shares	Value
Energy cont.
National Oilwell Varco, Inc.	62,500	$3,400,625
Spectra Energy Corp.	112,666	4,196,809
Tambang Batubara Bukit Asam Persero Tbk PT (Indonesia)	2,009,000	1,444,730
Thai Oil PCL (Thailand)	894,700	1,587,743
Tupras Turkiye Petrol Rafinerileri AS (Turkey) †	79,346	1,928,686
		28,821,986
Financials (9.0%)
Alexandria Real Estate Equities, Inc. R	8,400	775,992
American Campus Communities, Inc. R	17,900	718,506
American Capital Agency Corp. R	60,500	1,248,418
Axis Capital Holdings, Ltd.	14,900	775,694
Banco Bradesco SA ADR (Brazil)	394,321	4,215,291
Banco do Brasil SA (Brazil)	341,701	3,018,995
Bank Negara Indonesia Persero Tbk PT (Indonesia)	5,476,500	2,709,868
BB&T Corp.	96,400	3,691,156
Berkshire Hathaway, Inc. Class B †	58,134	8,209,102
Brixmor Property Group, Inc. R	9,200	215,740
Capital One Financial Corp.	74,800	6,047,580
China Cinda Asset Management Co., Ltd. (China) †	4,907,000	2,920,580
China Construction Bank Corp. (China)	1,020,000	992,657
China Merchants Bank Co., Ltd. (China)	1,229,000	3,715,596
Chongqing Rural Commercial Bank Co., Ltd. (China)	3,782,000	3,383,333
Chubb Corp. (The)	10,600	1,042,510
Cullen/Frost Bankers, Inc.	8,700	634,578
Everest Re Group, Ltd.	6,086	1,088,846
Gentera SAB de CV (Mexico) †	409,301	700,576
HCP, Inc. R	62,700	2,526,183
Health Care REIT, Inc. R	30,200	2,175,004
Industrial & Commercial Bank of China, Ltd. (China)	830,000	721,057
Itau Unibanco Holding SA ADR (Preference) (Brazil)	369,552	4,737,657
King’s Town Bank Co., Ltd. (Taiwan)	1,282,000	1,315,156
Liberty Holdings, Ltd. (South Africa)	206,971	2,880,934
MMI Holdings, Ltd. (South Africa)	1,025,711	2,918,161
NASDAQ OMX Group, Inc. (The)	4,800	233,424
Nedbank Group, Ltd. (South Africa)	143,663	3,096,227
Northern Trust Corp.	24,500	1,792,175
PartnerRe, Ltd.	7,507	960,896
PNC Financial Services Group, Inc.	55,500	5,091,015
Porto Seguro SA (Brazil)	158,951	1,988,371
Public Storage R	12,339	2,318,621
Quality Houses PCL (Thailand)	26,265,516	2,469,986
RenaissanceRe Holdings, Ltd.	6,754	692,217
RMB Holdings, Ltd. (South Africa)	127,570	768,011
Spirit Realty Capital, Inc. R	67,300	759,817
Starwood Property Trust, Inc. R	37,600	902,776
Supalai PCL (Thailand)	1,368,500	830,275
Synchrony Financial †	22,000	685,300
Taishin Financial Holding Co., Ltd. (Taiwan)	5,788,000	2,650,096

20     Absolute Return 700 Fund

COMMON STOCKS (43.5%)* cont.	Shares	Value
Financials cont.
Taubman Centers, Inc. R	9,100	$655,291
Travelers Cos., Inc. (The)	44,700	4,519,617
Turkiye Is Bankasi Class C (Turkey)	267,681	602,200
Turkiye Sinai Kalkinma Bankasi AS (Turkey)	823,051	621,903
Visa, Inc. Class A	101,700	6,717,285
Wells Fargo & Co.	179,680	9,900,368
XL Group PLC	46,500	1,724,220
		113,359,261
Health care (4.4%)
Abbott Laboratories	113,500	5,268,670
AmerisourceBergen Corp.	38,300	4,377,690
C.R. Bard, Inc.	11,073	1,844,540
Cardinal Health, Inc.	17,928	1,512,048
DaVita HealthCare Partners, Inc. †	28,500	2,311,350
Edwards Lifesciences Corp. †	17,900	2,267,035
Eli Lilly & Co.	89,315	6,419,069
Johnson & Johnson	98,985	9,819,312
Mednax, Inc. †	13,700	969,686
Merck & Co., Inc.	133,427	7,946,912
Netcare, Ltd. (South Africa)	827,944	2,893,001
Pfizer, Inc.	256,900	8,716,617
		54,345,930
Technology (8.0%)
Accenture PLC Class A	63,800	5,911,070
Analog Devices, Inc.	31,900	1,972,696
Apple, Inc.	55,705	6,971,481
AU Optronics Corp. (Taiwan)	6,380,000	3,217,301
Broadcom Corp. Class A	90,200	3,987,291
Cisco Systems, Inc.	277,800	8,008,974
Computer Sciences Corp.	24,200	1,559,690
eBay, Inc. †	118,700	6,915,462
EMC Corp.	233,000	6,270,030
Fidelity National Information Services, Inc.	21,700	1,356,033
Fiserv, Inc. †	26,900	2,087,440
Gentex Corp.	49,700	862,295
Innolux Corp. (Taiwan)	6,235,000	3,223,286
Intuit, Inc.	38,400	3,852,672
King Yuan Electronics Co., Ltd. (Taiwan)	2,831,000	2,578,477
L-3 Communications Holdings, Inc.	15,000	1,723,650
Linear Technology Corp.	18,900	871,857
Maxim Integrated Products, Inc.	48,100	1,579,123
Microsoft Corp.	12,923	628,575
Motorola Solutions, Inc.	5,600	334,600
NCSoft Corp. (South Korea)	17,378	3,310,793
NetApp, Inc.	53,300	1,932,125
NetEase, Inc. ADR (China)	24,000	3,076,560
Paychex, Inc.	55,400	2,680,806
Samsung Electronics Co., Ltd. (South Korea)	7,991	10,480,312
SK Hynix, Inc. (South Korea)	100,859	4,311,971

Absolute Return 700 Fund     21

COMMON STOCKS (43.5%)* cont.	Shares	Value
Technology cont.
Taiwan Semiconductor Manufacturing Co., Ltd. ADR (Taiwan)	319,500	$7,808,580
Tencent Holdings, Ltd. (China)	112,800	2,329,596
		99,842,746
Transportation (1.7%)
AirAsia Bhd (Malaysia)	3,589,900	2,286,145
CH Robinson Worldwide, Inc.	25,200	1,622,628
China Eastern Airlines Corp., Ltd. (China) †	940,000	721,410
Expeditors International of Washington, Inc.	8,900	407,887
Korea Line Corp. (South Korea) †	108,028	2,330,868
OHL Mexico SAB de CV (Mexico) †	935,354	1,889,974
Turk Hava Yollari Anonim Ortakligi (Turkey) †	707,925	2,352,124
United Parcel Service, Inc. Class B	64,099	6,443,872
Yangzijiang Shipbuilding Holdings, Ltd. (China)	2,807,900	3,102,396
		21,157,304
Utilities and power (2.1%)
Alliant Energy Corp.	7,700	465,619
American Electric Power Co., Inc.	56,200	3,196,094
American Water Works Co., Inc.	16,400	894,128
Huadian Power International Corp., Ltd. (China)	3,026,000	3,347,758
Huaneng Power International, Inc. (China)	2,168,000	3,073,922
Kinder Morgan, Inc.	151,900	6,524,105
Pinnacle West Capital Corp.	18,700	1,144,440
Southern Co. (The)	111,700	4,948,310
Tauron Polska Energia SA (Poland)	1,778,065	2,381,838
Tenaga Nasional Bhd (Malaysia)	128,100	515,619
		26,491,833
Total common stocks (cost $491,917,387)		$545,168,485

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (23.7%)*	Principal amount	Value
U.S. Government Agency Mortgage Obligations (23.7%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates 4 1/2s, May 1, 2044	$2,627,439	$2,931,145
Federal National Mortgage Association Pass-Through Certificates
5 1/2s, TBA, May 1, 2045	3,000,000	3,396,094
4 1/2s, with due dates from May 1, 2041 to February 1, 2044	2,117,267	2,321,467
4 1/2s, TBA, June 1, 2045	2,000,000	2,174,062
4 1/2s, TBA, May 1, 2045	9,000,000	9,794,531
4s, with due dates from May 1, 2044 to June 1, 2044	1,895,277	2,046,157
4s, TBA, June 1, 2045	6,000,000	6,404,063
4s, TBA, May 1, 2045	18,000,000	19,237,500
3 1/2s, June 1, 2042	777,335	817,963
3 1/2s, TBA, May 1, 2045	42,000,000	44,008,125
3s, with due dates from January 1, 2043 to February 1, 2043 ##	2,575,767	2,629,263
3s, TBA, May 1, 2045	198,000,000	201,495,928
		297,256,298
Total U.S. government and agency mortgage obligations (cost $298,010,210)		$297,256,298

22     Absolute Return 700 Fund

MORTGAGE-BACKED SECURITIES (14.3%)*	Principal amount	Value
Agency collateralized mortgage obligations (7.3%)
Federal Home Loan Mortgage Corporation
IFB Ser. 2990, Class LB, 16.482s, 2034	$382,255	$510,777
IFB Ser. 3232, Class KS, IO, 6.119s, 2036	645,552	92,395
IFB Ser. 4104, Class S, IO, 5.919s, 2042	839,469	175,835
IFB Ser. 3116, Class AS, IO, 5.919s, 2034	628,924	28,609
IFB Ser. 3852, Class NT, 5.819s, 2041	2,180,467	2,268,296
IFB Ser. 317, Class S3, IO, 5.799s, 2043	3,826,276	976,875
IFB Ser. 308, Class S1, IO, 5.769s, 2043	4,577,927	1,170,942
IFB Ser. 314, Class AS, IO, 5.709s, 2043	2,355,323	584,381
Ser. 3687, Class CI, IO, 5s, 2038	1,692,415	245,282
Ser. 4122, Class TI, IO, 4 1/2s, 2042	1,852,843	310,907
Ser. 4193, Class PI, IO, 4s, 2043	4,066,856	673,452
Ser. 4116, Class MI, IO, 4s, 2042	4,135,660	789,131
Ser. 4213, Class GI, IO, 4s, 2041	2,907,436	397,447
Ser. 3996, Class IK, IO, 4s, 2039	5,716,569	705,065
Ser. 4013, Class AI, IO, 4s, 2039	5,533,668	806,403
Ser. 4305, Class KI, IO, 4s, 2038	11,013,871	1,222,870
Ser. 304, Class C53, IO, 4s, 2032	2,883,113	470,236
Ser. 4369, Class IA, IO, 3 1/2s, 2044	1,983,058	337,352
Ser. 311, IO, 3 1/2s, 2043	2,637,812	520,085
Ser. 303, Class C18, IO, 3 1/2s, 2043	5,446,828	1,092,260
Ser. 303, Class C19, IO, 3 1/2s, 2043	3,661,657	725,050
Ser. 4150, IO, 3 1/2s, 2043	4,175,222	870,687
Ser. 304, Class C22, IO, 3 1/2s, 2042	3,552,697	805,331
Ser. 4141, Class IM, IO, 3 1/2s, 2042	4,002,989	731,235
Ser. 4141, Class IQ, IO, 3 1/2s, 2042	1,983,350	357,015
Ser. 4121, Class AI, IO, 3 1/2s, 2042	7,106,072	1,425,462
Ser. 4122, Class CI, IO, 3 1/2s, 2042	6,467,781	855,844
Ser. 4136, Class IW, IO, 3 1/2s, 2042	4,127,415	613,956
Ser. 4166, Class PI, IO, 3 1/2s, 2041	3,129,585	495,194
Ser. 4097, Class PI, IO, 3 1/2s, 2040	5,604,890	748,496
Ser. 304, IO, 3 1/2s, 2027	1,906,942	211,842
Ser. 304, Class C37, IO, 3 1/2s, 2027	1,415,373	154,318
Ser. 4150, Class DI, IO, 3s, 2043	3,574,102	585,259
Ser. 4158, Class TI, IO, 3s, 2042	7,228,404	891,118
Ser. 4165, Class TI, IO, 3s, 2042	8,134,100	964,704
Ser. 4134, Class PI, IO, 3s, 2042	9,598,385	1,230,129
Ser. 4183, Class MI, IO, 3s, 2042	2,720,036	331,300
Ser. 4206, Class IP, IO, 3s, 2041	5,675,642	688,455
Ser. 4179, Class EI, IO, 3s, 2030	6,552,482	733,092
Ser. 304, Class C45, IO, 3s, 2027	3,001,640	317,308
Ser. 3939, Class EI, IO, 3s, 2026	6,040,417	553,206
FRB Ser. T-8, Class A9, IO, 0.466s, 2028	189,869	2,611
FRB Ser. T-59, Class 1AX, IO, 0.271s, 2043	460,749	5,597
Ser. T-48, Class A2, IO, 0.212s, 2033	673,812	6,501

Absolute Return 700 Fund     23

MORTGAGE-BACKED SECURITIES (14.3%)* cont.	Principal amount	Value
Agency collateralized mortgage obligations cont.
Federal National Mortgage Association
IFB Ser. 05-74, Class NK, 26.594s, 2035	$64,757	$104,398
IFB Ser. 05-122, Class SE, 22.466s, 2035	188,340	278,079
IFB Ser. 11-4, Class CS, 12.538s, 2040	1,073,739	1,308,986
IFB Ser. 13-81, Class QS, IO, 6.019s, 2041	2,748,849	417,374
IFB Ser. 12-153, Class SK, IO, 5.969s, 2043	2,325,108	555,492
IFB Ser. 13-124, Class SB, IO, 5.769s, 2043	2,075,580	527,889
IFB Ser. 13-92, Class SA, IO, 5.769s, 2043	1,352,832	345,013
IFB Ser. 13-98, Class SA, IO, 5.769s, 2043	2,956,120	778,642
IFB Ser. 13-103, Class SK, IO, 5.739s, 2043	1,317,977	344,510
IFB Ser. 13-128, Class CS, IO, 5.719s, 2043	3,490,855	864,336
IFB Ser. 13-101, Class SE, IO, 5.719s, 2043	4,186,413	1,086,416
IFB Ser. 13-102, Class SH, IO, 5.719s, 2043	1,984,762	498,949
Ser. 397, Class 2, IO, 5s, 2039	55,519	9,133
Ser. 10-13, Class EI, IO, 5s, 2038	50,029	342
Ser. 15-4, Class IO, IO, 4 1/2s, 2045	3,224,625	627,512
Ser. 12-75, Class AI, IO, 4 1/2s, 2027	2,175,021	265,527
Ser. 14-47, Class IP, IO, 4s, 2044	8,522,868	1,138,478
Ser. 418, Class C24, IO, 4s, 2043	4,989,404	964,631
Ser. 13-44, Class PI, IO, 4s, 2043	1,344,876	205,934
Ser. 12-124, Class UI, IO, 4s, 2042	5,165,780	978,399
Ser. 12-118, Class PI, IO, 4s, 2042	5,187,384	964,914
Ser. 13-11, Class IP, IO, 4s, 2042	5,296,946	954,880
Ser. 12-96, Class PI, IO, 4s, 2041	1,369,441	211,551
Ser. 12-40, Class MI, IO, 4s, 2041	3,132,945	506,677
Ser. 12-22, Class CI, IO, 4s, 2041	4,560,538	751,958
Ser. 12-62, Class MI, IO, 4s, 2041	4,574,066	694,748
Ser. 406, Class 2, IO, 4s, 2041	262,756	36,339
Ser. 406, Class 1, IO, 4s, 2041	144,847	23,827
Ser. 409, Class C16, IO, 4s, 2040	638,523	109,991
Ser. 14-95, Class TI, IO, 4s, 2039	6,621,469	937,600
Ser. 12-104, Class HI, IO, 4s, 2027	6,406,494	808,992
Ser. 15-10, Class AI, IO, 3 1/2s, 2043	2,379,625	348,663
Ser. 418, Class C15, IO, 3 1/2s, 2043	8,640,913	1,705,771
Ser. 417, Class C24, IO, 3 1/2s, 2042	3,078,030	668,887
Ser. 12-136, Class PI, IO, 3 1/2s, 2042	3,640,238	430,422
Ser. 14-10, IO, 3 1/2s, 2042	3,471,348	553,583
Ser. 12-101, Class PI, IO, 3 1/2s, 2040	3,577,391	412,759
Ser. 14-76, IO, 3 1/2s, 2039	6,735,005	950,749
Ser. 13-21, Class AI, IO, 3 1/2s, 2033	4,112,827	754,210
Ser. 417, Class C19, IO, 3 1/2s, 2033	3,461,362	513,978
Ser. 12-93, Class DI, IO, 3 1/2s, 2027	4,877,455	595,781
Ser. 78, Class KI, IO, 3 1/2s, 2027	1,876,205	259,249
Ser. 12-53, Class BI, IO, 3 1/2s, 2027	3,318,949	400,099
Ser. 12-151, Class PI, IO, 3s, 2043	3,183,697	407,195
Ser. 13-8, Class NI, IO, 3s, 2042	5,542,437	738,348
Ser. 6, Class BI, IO, 3s, 2042	6,936,161	685,986
Ser. 13-35, Class IP, IO, 3s, 2042	3,325,628	356,336

24     Absolute Return 700 Fund

MORTGAGE-BACKED SECURITIES (14.3%)* cont.	Principal amount	Value
Agency collateralized mortgage obligations cont.
Federal National Mortgage Association
Ser. 13-23, Class PI, IO, 3s, 2041	$4,322,497	$392,050
Ser. 13-31, Class NI, IO, 3s, 2041	6,191,012	574,650
Ser. 13-7, Class EI, IO, 3s, 2040	4,687,253	751,273
Ser. 13-55, Class MI, IO, 3s, 2032	3,165,608	379,208
FRB Ser. 03-W10, Class 1, IO, 0.955s, 2043	244,445	5,567
Ser. 98-W5, Class X, IO, 0.871s, 2028	355,121	17,534
Ser. 98-W2, Class X, IO, 0.76s, 2028	1,206,682	63,351
Ser. 08-36, Class OV, PO, zero %, 2036	24,936	23,245
Federal National Mortgage Association Connecticut Avenue Securities FRB Ser. 15-C01, Class 2M2, 4.731s, 2025	253,000	261,653
Government National Mortgage Association
IFB Ser. 11-81, Class SB, IO, 6.523s, 2036	1,988,577	272,634
IFB Ser. 11-93, Class SA, IO, 6.479s, 2041	8,143,437	1,871,494
Ser. 09-79, Class IC, IO, 6s, 2039	2,884,886	574,006
IFB Ser. 13-129, Class SN, IO, 5.969s, 2043	1,176,526	202,657
IFB Ser. 13-129, Class CS, IO, 5.969s, 2042	3,053,833	440,576
IFB Ser. 14-90, Class HS, IO, 5.919s, 2044	2,365,765	575,756
IFB Ser. 12-77, Class MS, IO, 5.919s, 2042	2,301,929	604,233
IFB Ser. 13-99, Class VS, IO, 5.918s, 2043	1,331,297	278,401
IFB Ser. 12-34, Class SA, IO, 5.869s, 2042	2,973,208	666,742
IFB Ser. 11-70, Class SN, IO, 5.718s, 2041	1,504,883	256,116
IFB Ser. 11-70, Class SH, IO, 5.708s, 2041	1,812,942	313,675
Ser. 14-133, Class IP, IO, 5s, 2044	4,914,762	1,069,207
Ser. 14-122, Class IC, IO, 5s, 2044	1,448,914	260,993
Ser. 14-25, Class QI, IO, 5s, 2044	4,740,404	935,708
Ser. 14-2, Class IC, IO, 5s, 2044	2,132,594	438,163
Ser. 13-3, Class IT, IO, 5s, 2043	1,366,585	270,373
Ser. 11-116, Class IB, IO, 5s, 2040	1,663,949	97,868
Ser. 10-35, Class UI, IO, 5s, 2040	1,982,300	400,800
Ser. 10-20, Class UI, IO, 5s, 2040	2,056,147	340,210
Ser. 10-9, Class UI, IO, 5s, 2040	5,716,805	1,099,697
Ser. 09-121, Class UI, IO, 5s, 2039	4,374,990	822,979
Ser. 14-108, Class IP, IO, 4 1/2s, 2042	1,324,261	222,357
Ser. 11-18, Class PI, IO, 4 1/2s, 2040	224,467	29,277
Ser. 10-35, Class AI, IO, 4 1/2s, 2040	2,918,712	464,280
Ser. 10-35, Class QI, IO, 4 1/2s, 2040	1,376,549	249,298
Ser. 13-151, Class IB, IO, 4 1/2s, 2040	2,536,571	457,997
Ser. 10-9, Class QI, IO, 4 1/2s, 2040	1,798,042	324,952
Ser. 09-121, Class BI, IO, 4 1/2s, 2039	935,419	208,804
Ser. 09-121, Class CI, IO, 4 1/2s, 2039	4,623,779	1,083,028
Ser. 13-34, Class PI, IO, 4 1/2s, 2039	5,103,732	685,278
Ser. 10-103, Class DI, IO, 4 1/2s, 2038	3,953,648	282,403
Ser. 15-53, Class MI, IO, 4s, 2045	5,160,000	1,225,298
Ser. 15-40, IO, 4s, 2045	1,469,227	354,745
Ser. 14-149, Class IP, IO, 4s, 2044	3,022,043	528,266
Ser. 14-63, Class PI, IO, 4s, 2043	2,264,904	353,325
Ser. 13-24, Class PI, IO, 4s, 2042	1,865,376	310,996
Absolute Return 700 Fund     25

MORTGAGE-BACKED SECURITIES (14.3%)* cont.	Principal amount	Value
Agency collateralized mortgage obligations cont.
Government National Mortgage Association
Ser. 12-106, Class QI, IO, 4s, 2042	$1,115,594	$189,049
Ser. 12-47, Class CI, IO, 4s, 2042	2,180,389	371,266
Ser. 14-104, IO, 4s, 2042	5,766,061	1,034,316
Ser. 12-50, Class PI, IO, 4s, 2041	3,181,252	483,550
Ser. 12-41, Class IP, IO, 4s, 2041	4,111,173	753,183
Ser. 14-162, Class DI, IO, 4s, 2038	3,672,606	511,233
Ser. 14-133, Class AI, IO, 4s, 2036	7,346,044	1,038,657
Ser. 13-53, Class IA, IO, 4s, 2026	3,780,281	424,941
Ser. 15-52, Class IK, IO, 3 1/2s, 2045	7,089,051	1,432,626
Ser. 15-24, Class CI, IO, 3 1/2s, 2045	1,806,619	445,404
Ser. 15-24, Class IA, IO, 3 1/2s, 2045	2,139,609	399,294
Ser. 13-102, Class IP, IO, 3 1/2s, 2043	2,661,271	297,459
Ser. 13-76, IO, 3 1/2s, 2043	6,832,269	785,574
Ser. 13-79, Class PI, IO, 3 1/2s, 2043	5,482,750	716,870
Ser. 13-100, Class MI, IO, 3 1/2s, 2043	4,022,992	478,535
Ser. 13-37, Class JI, IO, 3 1/2s, 2043	3,013,696	366,074
Ser. 12-145, IO, 3 1/2s, 2042	1,862,507	419,232
Ser. 13-14, IO, 3 1/2s, 2042	6,999,836	887,789
Ser. 13-27, Class PI, IO, 3 1/2s, 2042	1,580,235	202,681
Ser. 12-92, Class AI, IO, 3 1/2s, 2042	2,207,147	316,372
Ser. 13-37, Class LI, IO, 3 1/2s, 2042	2,026,377	268,799
Ser. 12-141, Class WI, IO, 3 1/2s, 2041	3,661,378	413,040
Ser. 15-36, Class GI, 3 1/2s, 2041	2,880,113	402,611
Ser. 12-71, Class JI, IO, 3 1/2s, 2041	3,053,365	257,412
Ser. 13-90, Class HI, IO, 3 1/2s, 2040	9,261,091	637,904
Ser. 183, Class AI, IO, 3 1/2s, 2039	3,632,655	430,997
Ser. 15-24, Class AI, IO, 3 1/2s, 2037	6,164,151	918,952
Ser. 15-24, Class IC, IO, 3 1/2s, 2037	2,889,647	446,913
Ser. 14-145, Class PI, IO, 3 1/2s, 2029	2,281,783	260,329
Ser. 14-115, Class QI, IO, 3s, 2029	4,066,374	408,630
GSMPS Mortgage Loan Trust 144A
FRB Ser. 99-2, IO, 0.775s, 2027	92,716	695
FRB Ser. 98-3, IO, zero %, 2027	50,029	735
FRB Ser. 98-2, IO, zero %, 2027	44,270	318
FRB Ser. 98-4, IO, zero %, 2026	69,537	1,711
		91,810,117
Commercial mortgage-backed securities (4.1%)
Banc of America Commercial Mortgage Trust
Ser. 06-4, Class AJ, 5.695s, 2046	1,025,000	1,059,966
Ser. 06-1, Class B, 5.49s, 2045	255,000	257,794
Ser. 06-6, Class A2, 5.309s, 2045	23,136	23,201
FRB Ser. 07-1, Class XW, IO, 0.503s, 2049	2,335,833	17,956
Banc of America Commercial Mortgage Trust 144A FRB Ser. 08-1, Class C, 6.473s, 2051	584,000	566,690
Banc of America Merrill Lynch Commercial Mortgage, Inc.
FRB Ser. 05-1, Class B, 5.46s, 2042	840,000	857,590
FRB Ser. 05-1, Class C, 5.46s, 2042 F	429,000	416,857

26     Absolute Return 700 Fund

MORTGAGE-BACKED SECURITIES (14.3%)* cont.	Principal amount	Value
Commercial mortgage-backed securities cont.
Banc of America Merrill Lynch Commercial Mortgage, Inc.
FRB Ser. 05-5, Class D, 5.428s, 2045	$426,000	$433,966
FRB Ser. 05-6, Class G, 5.331s, 2047	443,000	443,162
Ser. 05-4, Class C, 5.147s, 2045	495,000	499,950
Ser. 05-3, Class AJ, 4.767s, 2043	225,000	213,260
Banc of America Merrill Lynch Commercial Mortgage, Inc. 144A
Ser. 04-2, Class G, 5.239s, 2038	1,000,000	1,005,230
Ser. 02-PB2, Class XC, IO, 0.495s, 2035	56,667	29
FRB Ser. 04-4, Class XC, IO, 0.262s, 2042	600,915	1,295
Bear Stearns Commercial Mortgage Securities Trust
FRB Ser. 06-PW11, Class AJ, 5.598s, 2039	332,000	339,159
Ser. 05-PWR7, Class D, 5.304s, 2041	431,000	430,142
Ser. 05-PWR7, Class C, 5.235s, 2041	489,000	483,627
Ser. 05-PWR9, Class C, 5.055s, 2042	281,000	281,447
Bear Stearns Commercial Mortgage Securities Trust 144A
FRB Ser. 06-PW11, Class B, 5.598s, 2039	1,010,000	1,013,030
FRB Ser. 06-PW11, Class C, 5.598s, 2039	384,000	384,453
CD Mortgage Trust 144A FRB Ser. 07-CD5, Class E, 6.328s, 2044	262,000	260,614
Citigroup Commercial Mortgage Trust
FRB Ser. 06-C4, Class B, 5.963s, 2049	3,226,000	3,239,678
FRB Ser. 05-C3, Class B, 5.029s, 2043	770,000	768,491
COMM Mortgage Trust
FRB Ser. 07-C9, Class D, 5.989s, 2049 F	350,000	332,540
FRB Ser. 05-LP5, Class D, 5.195s, 2043	359,000	358,887
COMM Mortgage Trust 144A
Ser. 12-LC4, Class E, 4 1/4s, 2044	604,000	553,895
Ser. 13-LC13, Class E, 3.719s, 2046	391,000	303,418
FRB Ser. 07-C9, Class AJFL, 0.871s, 2049	213,000	206,866
Credit Suisse First Boston Mortgage Securities Corp. 144A FRB Ser. 03-C3, Class AX, IO, 2.047s, 2038	215,467	27
DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.579s, 2044	503,000	540,044
GCCFC Commercial Mortgage Trust
FRB Ser. 05-GG3, Class E, 5.087s, 2042	320,000	319,549
FRB Ser. 05-GG3, Class D, 4.986s, 2042	783,000	785,239
GE Capital Commercial Mortgage Corp. Trust FRB Ser. 06-C1, Class AJ, 5.45s, 2044 F	1,908,108	1,927,260
GMAC Commercial Mortgage Securities, Inc. Trust Ser. 04-C3, Class B, 4.965s, 2041	155,361	160,799
GS Mortgage Securities Corp. II Ser. 05-GG4, Class B, 4.841s, 2039	970,000	968,700
GS Mortgage Securities Corp. II 144A
FRB Ser. 13-GC10, Class D, 4.561s, 2046	436,000	434,326
FRB Ser. 13-GC10, Class E, 4.561s, 2046	750,000	648,930
GS Mortgage Securities Trust 144A FRB Ser. 06-GG8, Class X, IO, 0.78s, 2039 F	48,273,363	246,646
JP Morgan Chase Commercial Mortgage Securities Trust Ser. 03-C1, Class D, 5.192s, 2037	265,972	265,972

Absolute Return 700 Fund     27

MORTGAGE-BACKED SECURITIES (14.3%)* cont.	Principal amount	Value
Commercial mortgage-backed securities cont.
JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 13-C14, Class E, 4.714s, 2046	$816,000	$749,469
FRB Ser. 13-C12, Class E, 4.223s, 2045	1,000,000	853,634
JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 07-CB20, Class AJ, 6.277s, 2051	716,500	751,573
FRB Ser. 06-LDP7, Class B, 6.057s, 2045	619,000	415,114
Ser. 06-LDP6, Class AJ, 5.565s, 2043	801,000	805,942
FRB Ser. 05-LDP3, Class D, 5.365s, 2042	555,000	556,665
FRB Ser. 05-LDP2, Class E, 4.981s, 2042	463,000	464,672
FRB Ser. 05-LDP2, Class D, 4.941s, 2042	1,000,000	998,320
FRB Ser. 13-LC11, Class D, 4.381s, 2046	26,000	25,105
FRB Ser. 07-LDPX, Class X, IO, 0.469s, 2049	9,206,076	98,680
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 07-CB20, Class C, 6.377s, 2051	658,000	630,607
FRB Ser. 12-C6, Class F, 5.381s, 2045	432,000	416,335
FRB Ser. 13-C13, Class D, 4.191s, 2046	325,000	312,486
Ser. 13-C13, Class E, 3.986s, 2046	639,000	528,929
Ser. 13-C10, Class E, 3 1/2s, 2047	553,000	445,884
FRB Ser. 13-LC11, Class E, 3 1/4s, 2046	370,000	288,452
FRB Ser. 12-C6, Class G, 2.972s, 2045	800,000	636,817
Key Commercial Mortgage Securities Trust 144A FRB Ser. 07-SL1, Class A2, 5.81s, 2040 F	63,699	62,849
LB-UBS Commercial Mortgage Trust
FRB Ser. 06-C3, Class C, 5.935s, 2039	1,703,000	1,709,386
Ser. 06-C3, Class AJ, 5.72s, 2039	905,000	908,177
Ser. 06-C6, Class D, 5.502s, 2039	1,187,000	1,166,429
Ser. 07-C1, Class AJ, 5.484s, 2040	120,000	121,684
FRB Ser. 06-C6, Class C, 5.482s, 2039 F	704,000	689,453
Ser. 05-C7, Class C, 5.35s, 2040	324,000	324,480
FRB Ser. 07-C2, Class XW, IO, 0.739s, 2040	1,829,530	18,857
Merrill Lynch Mortgage Trust
FRB Ser. 05-CIP1, Class C, 5.506s, 2038 F	501,000	476,677
FRB Ser. 05-CIP1, Class B, 5.476s, 2038	265,000	262,435
Ser. 04-KEY2, Class D, 5.046s, 2039	263,000	263,000
Ser. 04-BPC1, Class C, 5.011s, 2041	68,040	67,933
ML-CFC Commercial Mortgage Trust
Ser. 06-3, Class AJ, 5.485s, 2046	97,000	98,247
Ser. 06-4, Class AJ, 5.239s, 2049	402,000	406,221
ML-CFC Commercial Mortgage Trust 144A
Ser. 06-4, Class AJFX, 5.147s, 2049	295,000	292,077
FRB Ser. 06-4, Class XC, IO, 0.822s, 2049	39,749,288	282,617
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 13-C11, Class E, 4.563s, 2046	750,000	686,775
FRB Ser. 13-C11, Class F, 4.563s, 2046	1,024,000	920,362
Ser. 13-C13, Class F, 3.707s, 2046 F	1,547,000	1,279,480

28     Absolute Return 700 Fund

MORTGAGE-BACKED SECURITIES (14.3%)* cont.	Principal amount	Value
Commercial mortgage-backed securities cont.
Morgan Stanley Capital I Trust
FRB Ser. 06-HQ8, Class C, 5.679s, 2044	$1,350,000	$1,352,690
FRB Ser. 06-HQ8, Class D, 5.679s, 2044	274,000	272,901
Ser. 07-HQ11, Class D, 5.587s, 2044	2,100,000	1,977,786
Ser. 07-HQ11, Class C, 5.558s, 2044	1,181,000	1,179,146
Wachovia Bank Commercial Mortgage Trust Ser. 06-C24, Class AJ, 5.658s, 2045	238,000	241,118
Wachovia Bank Commercial Mortgage Trust 144A FRB Ser. 05-C21, Class E, 5.43s, 2044	569,000	568,550
Wells Fargo Commercial Mortgage Trust 144A
FRB Ser. 12-LC5, Class E, 4.937s, 2045	333,000	317,349
FRB Ser. 13-LC12, Class D, 4.436s, 2046	2,412,000	2,285,603
WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C4, Class E, 5.413s, 2044	305,000	324,872
Ser. 12-C6, Class E, 5s, 2045	533,000	495,850
Ser. 11-C4, Class F, 5s, 2044	851,000	813,885
FRB Ser. 12-C10, Class E, 4.606s, 2045	381,000	335,994
FRB Ser. 13-C12, Class D, 4.496s, 2048	185,000	182,660
FRB Ser. 13-C13, Class E, 4.276s, 2045	429,000	355,856
Ser. 13-C12, Class E, 3 1/2s, 2048	570,000	454,470
Ser. 13-C14, Class E, 3 1/4s, 2046	675,000	537,982
		51,763,220
Residential mortgage-backed securities (non-agency) (2.9%)
Banc of America Funding Trust FRB Ser. 06-G, Class 3A3, 5 3/4s, 2036	268,751	258,001
BCAP, LLC Trust
FRB Ser. 15-RR5, Class 2A3, 1.207s, 2046 F	460,000	355,994
FRB Ser. 12-RR5, Class 4A8, 0.344s, 2035	2,600,000	2,372,889
BCAP, LLC Trust 144A
FRB Ser. 12-RR10, Class 9A2, 2.705s, 2035	280,000	266,000
FRB Ser. 11-RR2, Class 2A7, 2.644s, 2036	1,159,868	800,309
FRB Ser. 15-RR2, Class 26A2, 2.615s, 2036	451,000	400,443
FRB Ser. 14-RR1, Class 2A2, 2.358s, 2036	850,000	739,500
FRB Ser. 14-RR2, Class 4A3, 0.444s, 2036	660,000	511,500
Bear Stearns Alt-A Trust FRB Ser. 04-6, Class M2, 1.906s, 2034	1,267,666	1,115,546
Bear Stearns Asset Backed Securities I Trust FRB Ser. 05-AQ2, Class M1, 0.671s, 2035	750,000	640,785
Citigroup Mortgage Loan Trust 144A FRB Ser. 10-7, Class 3A5, 5.935s, 2035	350,000	364,412
Countrywide Alternative Loan Trust
FRB Ser. 05-27, Class 2A3, 1.697s, 2035	631,662	557,018
FRB Ser. 05-27, Class 1A2, 1.537s, 2035	723,499	659,831
FRB Ser. 05-27, Class 2A1, 1.487s, 2035	1,017,478	839,419
FRB Ser. 05-38, Class A3, 0.531s, 2035	1,946,373	1,690,425
FRB Ser. 05-59, Class 1A1, 0.506s, 2035	1,824,805	1,482,654

Absolute Return 700 Fund     29

MORTGAGE-BACKED SECURITIES (14.3%)* cont.	Principal amount	Value
Residential mortgage-backed securities (non-agency) cont.
Countrywide Asset-Backed Certificates Trust
Ser. 05-3, Class MF1, 5.279s, 2035	$1,379,333	$1,268,986
Ser. 05-1, Class MF1, 5.274s, 2035 F	309,338	297,343
Ser. 04-15, Class MF2, 5.213s, 2035	808,514	747,876
FRB Ser. 06-3, Class M1, 0.551s, 2036 F	875,000	656,250
FRB Ser. 06-4, Class 2A3, 0.471s, 2036	1,000,000	871,653
FRB Ser. 06-BC4, Class 2A3, 0.421s, 2036 F	550,000	422,125
Credit Suisse Mortgage Capital Certificates 144A FRB Ser. 11-2R, Class 2A9, 2.634s, 2036	700,000	643,125
CSMC Trust 144A
FRB Ser. 10-20R, Class 7A4, 3 1/2s, 2037	1,000,000	911,300
FRB Ser. 13-2R, Class 4A2, 2.439s, 2036	2,118,252	1,689,306
Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt Notes FRB Ser. 15-DN1, Class B, 11.681s, 2025	662,000	788,006
Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt Notes FRB Ser. 15-DNA1, Class B, 9.38s, 2027	350,000	393,193
First Franklin Mortgage Loan Trust FRB Ser. 05-FF4, Class M4, 0.831s, 2035 F	1,100,000	830,500
IndyMac INDX Mortgage Loan Trust FRB Ser. 07-FLX2, Class A1C, 0.371s, 2037	729,261	528,714
Jefferies Resecuritization Trust 144A FRB Ser. 09-R7, Class 12A2, 2.61s, 2036	1,325,000	1,172,625
JPMorgan Mortgage Acquisition Trust FRB Ser. 07-CH1, Class MV6, 0.724s, 2036	800,000	578,144
Newcastle Mortgage Securities Trust FRB Ser. 06-1, Class M2, 0.551s, 2036	325,000	260,325
Residential Asset Mortgage Products Trust FRB Ser. 05-EFC2, Class M6, 0.891s, 2035	1,500,000	1,199,518
Structured Asset Securities Corp. Mortgage Loan Trust FRB Ser. 05-WF3, Class M3, 0.761s, 2035 F	828,901	627,892
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 04-AR13, Class A1B2, 1.161s, 2034	576,576	547,748
FRB Ser. 06-AR4, Class 1A1B, 1.068s, 2046	628,327	543,503
FRB Ser. 05-AR11, Class A1C3, 0.691s, 2045 F	1,221,923	1,075,292
FRB Ser. 05-AR19, Class A1C3, 0.681s, 2045	889,071	784,605
FRB Ser. 05-AR13, Class A1C3, 0.671s, 2045	2,786,132	2,451,796
FRB Ser. 05-AR11, Class A1C4, 0.621s, 2045 F	738,738	650,089
FRB Ser. 05-AR1, Class A1B, 0.571s, 2045	191,223	175,352
FRB Ser. 05-AR9, Class A1B, 0.561s, 2045	1,397,967	1,307,250
FRB Ser. 05-AR13, Class A1B3, 0.541s, 2045	211,000	189,373
Wells Fargo Mortgage Backed Securities Trust FRB Ser. 06-AR6, Class 7A2, 5.035s, 2036	334,736	331,758
Wells Fargo Mortgage Loan Trust 144A FRB Ser. 12-RR2, Class 1A2, 0.377s, 2047	1,000,000	740,000
		35,738,373
Total mortgage-backed securities (cost $174,656,657)		$179,311,710

30     Absolute Return 700 Fund

COMMODITY LINKED NOTES (7.5%)* †††	Principal amount	Value
Citigroup, Inc. sr. notes Ser. G, 1-month USD LIBOR less 0.18%, 2016 (Indexed to the CVICF3F0 Index multiplied by 3)	$45,230,000	$44,636,266
Deutsche Bank AG/London 144A notes, 1-month USD LIBOR less 0.16%, 2016 (Indexed to the DB Commodity Backwardation Alpha 22 USD Total Return Index multiplied by 3) (United Kingdom)	5,880,000	5,600,112
UBS AG/London 144A sr. notes 1-month LIBOR less 0.10%, 2016 (Indexed to the UBSIF3AT Index multiplied by 3) (United Kingdom)	12,750,000	12,474,434
UBS AG/London 144A sr. notes 1-month LIBOR less 0.10%, 2015 (Indexed to the UBSIF3AT Index multiplied by 3) (United Kingdom)	6,700,000	6,978,873
UBS AG/London 144A sr. notes 1-month LIBOR less 0.10%, 2015 (Indexed to the UBSIF3AT Index multiplied by 3) (United Kingdom)	12,318,000	12,848,806
UBS AG/London 144A sr. notes 1-month LIBOR less 0.10%, 2015 (Indexed to the S&P GSCI Light Energy Index Excess Return multiplied by 3) (United Kingdom)	7,339,000	11,900,338
Total commodity linked notes (cost $90,217,000)		$94,438,829

CORPORATE BONDS AND NOTES (6.8%)*		Principal amount	Value
Basic materials (0.5%)
ArcelorMittal SA sr. unsec. unsub. notes 6 1/8s, 2018 (France)		$85,000	$90,738
First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7s, 2021 (Canada)		500,000	466,250
HD Supply, Inc. company guaranty sr. unsec. notes 7 1/2s, 2020		1,500,000	1,608,750
Perstorp Holding AB 144A company guaranty sr. notes 8 3/4s, 2017 (Sweden)		1,325,000	1,391,250
PQ Corp. 144A sr. notes 8 3/4s, 2018		1,440,000	1,495,800
Ryerson, Inc./Joseph T Ryerson & Son, Inc. company guaranty sr. notes 9s, 2017		1,500,000	1,527,300
Vale Overseas, Ltd. company guaranty sr. unsec. unsub. notes 6 1/4s, 2017 (Brazil)		230,000	244,886
			6,824,974
Capital goods (0.6%)
ADS Waste Holdings, Inc. company guaranty sr. unsec. notes 8 1/4s, 2020		2,400,000	2,538,000
American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 7 3/4s, 2019		1,750,000	1,992,813
DH Services Luxembourg Sarl 144A company guaranty sr. unsec. notes 7 3/4s, 2020 (Luxembourg)		500,000	526,250
Gates Global, LLC/Gates Global Co. 144A sr. unsec. notes 6s, 2022		1,500,000	1,400,625
KION Finance SA 144A sr. unsub. notes 6 3/4s, 2020 (Luxembourg)	EUR	150,000	180,404
KLX, Inc. 144A company guaranty sr. unsec. unsub. notes 5 7/8s, 2022		$1,500,000	1,511,250
			8,149,342
Communication services (1.2%)
Altice SA 144A company guaranty sr. notes 7 3/4s, 2022 (Luxembourg)		2,000,000	2,030,000
Digicel Group, Ltd. 144A sr. unsec. notes 8 1/4s, 2020 (Jamaica)		915,000	943,731
Frontier Communications Corp. sr. unsec. notes 8 1/8s, 2018		495,000	554,400
Intelsat Luxembourg SA company guaranty sr. unsec. bonds 7 3/4s, 2021 (Luxembourg)		1,620,000	1,488,375

Absolute Return 700 Fund     31

CORPORATE BONDS AND NOTES (6.8%)* cont.		Principal amount	Value
Communication services cont.
Intelsat Luxembourg SA company guaranty sr. unsec. bonds 6 3/4s, 2018 (Luxembourg)		$700,000	$699,563
Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 8 5/8s, 2020		500,000	542,500
NII International Telecom SCA 144A company guaranty sr. unsec. notes 7 7/8s, 2019 (Luxembourg) (In default) †		220,000	203,500
Sprint Communications, Inc. sr. unsec. unsub. notes 7s, 2020		1,500,000	1,518,750
T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 1/4s, 2021		1,500,000	1,575,000
Telenet Finance V Luxembourg SCA 144A sr. notes 6 3/4s, 2024 (Luxembourg)	EUR	115,000	143,745
Telenet Finance V Luxembourg SCA 144A sr. notes 6 1/4s, 2022 (Luxembourg)	EUR	165,000	201,713
Virgin Media Secured Finance PLC 144A sr. notes 6s, 2021 (United Kingdom)	GBP	486,000	784,012
WideOpenWest Finance, LLC/WideOpenWest Capital Corp. company guaranty sr. unsec. notes 10 1/4s, 2019		$2,025,000	2,174,749
Wind Acquisition Finance SA 144A company guaranty sr. unsec. bonds 7 3/8s, 2021 (Luxembourg)		1,000,000	1,023,750
Windstream Holdings, Inc. company guaranty sr. unsec. unsub. notes 7 7/8s, 2017		1,000,000	1,080,000
			14,963,788
Consumer cyclicals (1.0%)
Academy, Ltd./Academy Finance Corp. 144A company guaranty sr. unsec. notes 9 1/4s, 2019		435,000	462,188
American Tire Distributors, Inc. 144A sr. unsec. sub. notes 10 1/4s, 2022		1,000,000	1,047,500
Garda World Security Corp. 144A company guaranty sr. unsec. unsub. notes 7 1/4s, 2021 (Canada)		1,000,000	986,500
Gibson Brands, Inc. 144A sr. notes 8 7/8s, 2018		437,000	446,833
Igloo Holdings Corp. 144A sr. unsec. unsub. notes 8 1/4s, 2017 ‡‡		1,750,000	1,778,438
iHeartCommunications, Inc. company guaranty sr. notes 9s, 2019		975,000	964,031
MTR Gaming Group, Inc. company guaranty notes 11 1/2s, 2019		1,500,000	1,616,250
Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. notes 8 3/4s, 2021 ‡‡		1,475,000	1,585,625
Owens Corning company guaranty sr. unsec. notes 9s, 2019		47,000	56,770
ROC Finance, LLC/ROC Finance 1 Corp. 144A notes 12 1/8s, 2018		1,300,000	1,395,875
Scientific Games Corp. company guaranty sr. unsec. sub. notes 8 1/8s, 2018		925,000	851,000
SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A sr. notes 6 3/8s, 2021		1,250,000	1,190,625
			12,381,635
Consumer staples (0.4%)
BlueLine Rental Finance Corp. 144A sr. notes 7s, 2019		1,128,000	1,150,673
Ceridian HCM Holding, Inc. 144A sr. unsec. notes 11s, 2021		1,500,000	1,580,625
Landry’s, Inc. 144A sr. unsec. notes 9 3/8s, 2020		1,750,000	1,872,500
			4,603,798

32     Absolute Return 700 Fund

CORPORATE BONDS AND NOTES (6.8%)* cont.	Principal amount	Value
Energy (0.8%)
CHC Helicopter SA company guaranty sr. notes 9 1/4s, 2020 (Canada)	$1,800,000	$1,571,040
Concho Resources, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2022	1,000,000	1,017,600
Exterran Partners LP/EXLP Finance Corp. company guaranty sr. unsec. notes 6s, 2021	600,000	588,000
Halcon Resources Corp. company guaranty sr. unsec. unsub. notes 8 7/8s, 2021	1,500,000	1,171,500
Lightstream Resources, Ltd. 144A sr. unsec. notes 8 5/8s, 2020 (Canada)	890,000	685,300
Linn Energy, LLC/Linn Energy Finance Corp. company guaranty sr. unsec. notes 6 1/2s, 2019	2,250,000	1,963,125
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6 1/4s, 2024 (Brazil)	550,000	544,357
Petroleos de Venezuela SA company guaranty sr. unsec. notes Ser. REGS, 8 1/2s, 2017 (Venezuela)	500,000	386,250
Petroleos de Venezuela SA sr. unsec. notes 5 1/8s, 2016 (Venezuela)	700,000	511,875
Samson Investment Co. company guaranty sr. unsec. unsub. notes 9 3/4s, 2020	2,500,000	303,125
WPX Energy, Inc. sr. unsec. unsub. notes 6s, 2022	2,000,000	1,960,760
		10,702,932
Financials (1.1%)
Ally Financial, Inc. company guaranty sr. notes 6 1/4s, 2017	1,000,000	1,071,250
Hartford Financial Services Group, Inc. (The) jr. unsec. sub. FRB 8 1/8s, 2038	645,000	728,850
HUB International, Ltd. 144A sr. unsec. notes 7 7/8s, 2021	600,000	618,000
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 4 7/8s, 2019	1,430,000	1,457,017
Lloyds Banking Group PLC 144A jr. unsec. sub. FRN 6.657s, perpetual maturity (United Kingdom)	200,000	228,500
Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2021	1,500,000	1,462,500
Ocwen Financial Corp. 144A company guaranty sr. unsec. notes 6 5/8s, 2019	900,000	834,750
Provident Funding Associates LP/PFG Finance Corp. 144A company guaranty sr. unsec. notes 6 3/4s, 2021	635,000	603,250
Sberbank of Russia Via SB Capital SA 144A unsec. sub. notes 5 1/8s, 2022 (Russia)	750,000	621,563
TMX Finance, LLC/TitleMax Finance Corp. 144A sr. notes 8 1/2s, 2018	1,000,000	715,000
USI, Inc./NY 144A sr. unsec. notes 7 3/4s, 2021	1,676,000	1,717,900
Vnesheconombank Via VEB Finance PLC 144A sr. unsec. notes 5.942s, 2023 (Russia)	200,000	177,000
Vnesheconombank Via VEB Finance PLC 144A sr. unsec. unsub. notes 6.8s, 2025 (Russia)	250,000	232,500
VTB Bank OJSC Via VTB Capital SA sr. unsec. notes Ser. 6, 6 1/4s, 2035 (Russia)	500,000	501,150
VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6 7/8s, 2018 (Russia)	1,500,000	1,503,750
VTB Bank OJSC Via VTB Capital SA 144A unsec. sub. bonds 6.95s, 2022 (Russia)	1,000,000	916,580
		13,389,560

Absolute Return 700 Fund     33

CORPORATE BONDS AND NOTES (6.8%)* cont.		Principal amount	Value
Health care (0.9%)
CHS/Community Health Systems, Inc. company guaranty sr. notes 5 1/8s, 2018		$555,000	$572,344
ConvaTec Healthcare D SA 144A sr. notes 7 3/8s, 2017 (Luxembourg)	EUR	310,000	361,589
DPx Holdings BV 144A sr. unsec. notes 7 1/2s, 2022 (Netherlands)		$870,000	912,413
Fresenius US Finance II, Inc. 144A sr. unsec. notes 9s, 2015		525,000	532,219
HCA, Inc. sr. notes 6 1/2s, 2020		610,000	696,925
IASIS Healthcare, LLC/IASIS Capital Corp. company guaranty sr. unsec. notes 8 3/8s, 2019		565,000	586,188
Jaguar Holding Co. I 144A sr. unsec. notes 9 3/8s, 2017 ‡‡		850,000	869,125
Jaguar Holding Co. II/Jaguar Merger Sub, Inc. 144A sr. unsec. notes 9 1/2s, 2019		750,000	806,250
Kinetic Concepts, Inc./KCI USA, Inc. company guaranty notes 10 1/2s, 2018		856,000	922,340
Par Pharmaceutical Cos., Inc. company guaranty sr. unsec. unsub. notes 7 3/8s, 2020		1,080,000	1,154,250
Service Corporation International sr. unsec. notes 7s, 2017		185,000	202,575
Tenet Healthcare Corp. company guaranty sr. notes 6 1/4s, 2018		665,000	721,525
Valeant Pharmaceuticals International 144A company guaranty sr. unsec. notes 6 3/8s, 2020		2,430,000	2,560,613
			10,898,356
Technology (0.2%)
First Data Corp. 144A company guaranty notes 8 1/4s, 2021		865,000	917,168
Syniverse Holdings, Inc. company guaranty sr. unsec. notes 9 1/8s, 2019		1,400,000	1,316,000
			2,233,168
Utilities and power (0.1%)
EP Energy, LLC/Everest Acquisition Finance, Inc. sr. unsec. notes 9 3/8s, 2020		945,000	1,011,150
			1,011,150
Total corporate bonds and notes (cost $89,160,214)			$85,158,703

INVESTMENT COMPANIES (6.7%)*	Shares	Value
Consumer Discretionary Select Sector SPDR Fund	377,100	$28,399,401
Consumer Staples Select Sector SPDR Fund	581,300	28,117,481
Health Care Select Sector SPDR Fund	188,600	13,518,848
Utilities Select Sector SPDR Fund	310,600	13,734,732
Total investment companies (cost $80,251,602)		$83,770,462

SENIOR LOANS (3.7%)* [c]	Principal amount	Value
Basic materials (0.2%)
AIlnex Luxembourg & CY SCA bank term loan FRN Ser. B1, 4 1/2s, 2019 (Luxembourg)	$613,287	$615,204
AIlnex Luxembourg & CY SCA bank term loan FRN Ser. B2, 4 1/2s, 2019 (Luxembourg)	318,205	319,200
KP Germany Erste GmbH bank term loan FRN 5s, 2020 (Germany)	700,599	704,321
KP Germany Erste GmbH bank term loan FRN 5s, 2020 (Germany)	299,401	300,992
Oxea Sarl bank term loan FRN 8 1/4s, 2020 (Germany)	580,000	538,433
		2,478,150

34     Absolute Return 700 Fund

SENIOR LOANS (3.7%)* [c] cont.	Principal amount	Value
Communication services (0.2%)
Asurion, LLC bank term loan FRN 8 1/2s, 2021	$1,090,000	$1,102,944
Asurion, LLC bank term loan FRN Ser. B2, 4 1/4s, 2020	655,328	657,068
Zayo Group, LLC bank term loan FRN Ser. B, 4s, 2019	972,516	972,668
		2,732,680
Consumer cyclicals (1.8%)
Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B6, 11s, 2017	1,850,305	1,703,602
Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B7, 13s, 2017	1,393,000	1,280,979
Caesars Growth Properties Holdings, LLC bank term loan FRN 6 1/4s, 2021	838,663	750,603
CBAC Borrower, LLC bank term loan FRN Ser. B, 8 1/4s, 2020	1,500,000	1,447,500
Getty Images, Inc. bank term loan FRN Ser. B, 4 3/4s, 2019	1,967,305	1,703,686
Golden Nugget, Inc. bank term loan FRN Ser. B, 5 1/2s, 2019	598,719	603,022
Golden Nugget, Inc. bank term loan FRN Ser. DD, 5 1/2s, 2019	256,594	258,438
iHeartCommunications, Inc. bank term loan FRN Ser. D, 6.928s, 2019	1,617,000	1,543,831
JC Penney Corp., Inc. bank term loan FRN 6s, 2018	987,437	987,232
JC Penney Corp., Inc. bank term loan FRN 5s, 2019	1,756,903	1,746,472
Jo-Ann Stores, Inc. bank term loan FRN Ser. B, 4s, 2018	544,932	543,570
MGM Resorts International bank term loan FRN Ser. B, 3 1/2s, 2019	977,500	977,500
ROC Finance, LLC bank term loan FRN 5s, 2019	667,057	661,220
Roofing Supply Group, LLC bank term loan FRN Ser. B, 5s, 2019	975,000	972,563
Sabre GLBL, Inc. bank term loan FRN Ser. B, 4s, 2019	1,710,625	1,718,822
Scientific Games International, Inc. bank term loan FRN Ser. B2, 6s, 2021	1,995,000	2,014,118
Station Casinos, LLC bank term loan FRN Ser. B, 4 1/4s, 2020	1,139,078	1,145,485
Talbots, Inc. (The) bank term loan FRN 9 1/2s, 2021	500,000	490,000
Talbots, Inc. (The) bank term loan FRN 8 1/4s, 2021	800,000	784,000
Travelport Finance Sarl bank term loan FRN Ser. B, 5 3/4s, 2021 (Luxembourg)	757,075	764,291
Yonkers Racing Corp. bank term loan FRN 4 1/4s, 2019	964,167	947,294
		23,044,228
Consumer staples (0.3%)
Del Monte Foods, Inc. bank term loan FRN 8 1/4s, 2021	1,000,000	900,000
Rite Aid Corp. bank term loan FRN 4 7/8s, 2021	2,000,000	2,002,500
WNA Holdings, Inc. bank term loan FRN 8 1/2s, 2020	335,000	334,163
WNA Holdings, Inc. bank term loan FRN 4 1/2s, 2020	145,995	146,360
WNA Holdings, Inc. bank term loan FRN 4 1/2s, 2020	76,349	76,540
		3,459,563
Energy (0.2%)
Fieldwood Energy, LLC bank term loan FRN 8 3/8s, 2020	1,060,000	821,942
Offshore Group Investment, Ltd. bank term loan FRN Ser. B, 5s, 2017 (Cayman Islands)	955,860	677,466
Shelf Drilling Holdings, Ltd. bank term loan FRN 10s, 2018 ‡‡	940,000	629,800
Tervita Corp. bank term loan FRN Ser. B, 6 1/4s, 2018 (Canada)	393,108	372,797
		2,502,005

Absolute Return 700 Fund     35

SENIOR LOANS (3.7%)* [c] cont.	Principal amount	Value
Financials (0.5%)
Altisource Solutions Sarl bank term loan FRN Ser. B, 4 1/2s, 2020 (Luxembourg)	$1,955,337	$1,681,589
Capital Automotive LP bank term loan FRN 6s, 2020	2,000,000	2,035,000
Communications Sales & Leasing, Inc. bank term loan FRN 5s, 2022	715,000	713,659
Walter Investment Management Corp. bank term loan FRN Ser. B, 4 3/4s, 2020	1,451,802	1,389,193
		5,819,441
Health care (0.2%)
Ardent Medical Services, Inc. bank term loan FRN 6 3/4s, 2018	908,534	909,670
Kinetic Concepts, Inc. bank term loan FRN 4 1/2s, 2018	1,321,365	1,329,348
		2,239,018
Technology (0.2%)
Avaya, Inc. bank term loan FRN Ser. B6, 6 1/2s, 2018	2,210,233	2,209,888
Infor US, Inc. bank term loan FRN Ser. B5, 3 3/4s, 2020	597,983	596,302
		2,806,190
Transportation (—%)
Livingston International, Inc. bank term loan FRN 9s, 2020 (Canada)	341,087	319,769
		319,769
Utilities and power (0.1%)
Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.668s, 2017	848,159	520,769
Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.668s, 2017	8,705	5,345
		526,114
Total senior loans (cost $47,746,084)		$45,927,158

WARRANTS (2.0%)* †	Expiration date	Strike price	Warrants	Value
Apollo Tyres, Ltd. 144A (India)	8/18/16	$0.00	510,846	$1,393,838
Bharat Petroleum Corp., Ltd. 144A (India)	3/9/18	0.00	190,237	2,290,541
Gree Electric Appliances, Inc. of Zhuhai 144A (China)	3/24/16	0.00	405,200	3,723,544
HCL Technologies, Ltd. 144A (India)	10/22/15	0.00	183,948	2,550,191
Hindustan Zinc. Ltd. 144A (India)	10/27/17	0.00	808,928	2,157,481
Midea Group Co., Ltd. 144A (China)	4/16/16	0.00	537,400	3,203,017
Power Finance Corp., Ltd. 144A (India)	3/9/18	0.00	497,025	2,078,795
Qingdao Haier Co., Ltd. 144A (China)	3/16/17	0.00	222,900	974,568
Rural Electrification Corp., Ltd. 144A (India)	3/6/17	0.00	434,712	2,132,323
Shanghai Automotive Co. 144A (China)	2/3/16	0.00	615,787	2,681,435
UPL, Ltd. 144A (India)	6/17/16	0.00	209,352	1,617,233
Total warrants (cost $23,979,752)				$24,802,966

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (0.7%)*	Principal amount	Value
Argentina (Republic of) sr. unsec. bonds 7s, 2017 (Argentina)	$725,000	$695,275
Argentina (Republic of) sr. unsec. unsub. bonds 7s, 2015 (Argentina)	5,710,000	5,607,677
Buenos Aires (Province of) 144A sr. unsec. unsub. notes 11 3/4s, 2015 (Argentina)	1,400,000	1,400,000

36     Absolute Return 700 Fund

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (0.7%)* cont.	Principal amount	Value
Croatia (Republic of) 144A sr. unsec. notes 6 1/4s, 2017 (Croatia)	$775,000	$819,563
Croatia (Republic of) 144A sr. unsec. unsub. notes 6 3/8s, 2021 (Croatia)	220,000	242,550
Total foreign government and agency bonds and notes (cost $8,810,605)		$8,765,065

PURCHASED SWAP OPTIONS OUTSTANDING (0.1%)* Counterparty Fixed right % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/strike	Contract amount	Value
Bank of America N.A.
(2.0875)/3 month USD-LIBOR-BBA/Jul-25	Jul-15/2.0875	$2,580,200	$46,289
(2.2125)/3 month USD-LIBOR-BBA/Jun-25	Jun-15/2.2125	4,097,200	39,989
(2.685)/3 month USD-LIBOR-BBA/Sep-25	Sep-15/2.685	5,255,300	26,119
(2.325)/3 month USD-LIBOR-BBA/Jun-25	Jun-15/2.325	4,097,200	23,928
1.9875/3 month USD-LIBOR-BBA/Jun-25	Jun-15/1.9875	4,097,200	21,961
1.875/3 month USD-LIBOR-BBA/Jun-25	Jun-15/1.875	4,097,200	12,988
1.875/3 month USD-LIBOR-BBA/May-25	May-15/1.875	3,478,100	3
Barclays Bank PLC
(2.1625)/3 month USD-LIBOR-BBA/May-25	May-15/2.1625	5,255,300	34,054
Citibank, N.A.
2.20/3 month USD-LIBOR-BBA/May-25	May-15/2.20	6,286,500	48,720
2.043/3 month USD-LIBOR-BBA/May-25	May-15/2.043	2,627,650	7,252
1.4015/3 month USD-LIBOR-BBA/May-20	May-15/1.4015	10,510,600	6,622
1.3735/3 month USD-LIBOR-BBA/May-20	May-15/1.3735	5,255,300	2,470
1.294/3 month USD-LIBOR-BBA/May-20	May-15/1.294	10,510,600	1,997
1.266/3 month USD-LIBOR-BBA/May-20	May-15/1.266	5,255,300	736
Credit Suisse International
(2.915)/3 month USD-LIBOR-BBA/Apr-47	Apr-17/2.915	1,860,700	136,482
2.25/3 month USD-LIBOR-BBA/May-25	May-15/2.25	9,571,600	108,063
(3.315)/3 month USD-LIBOR-BBA/Apr-47	Apr-17/3.315	1,860,700	83,527
(2.3085)/3 month USD-LIBOR-BBA/May-25	May-15/2.3085	5,255,300	10,931
1.765/3 month USD-LIBOR-BBA/May-25	May-15/1.765	10,137,200	3,244
Goldman Sachs International
(2.82)/3 month USD-LIBOR-BBA/Jan-46	Jan-16/2.82	2,475,800	99,057
(2.1065)/3 month USD-LIBOR-BBA/May-25	May-15/2.1065	10,510,600	82,508
2.655/3 month USD-LIBOR-BBA/May-45	May-15/2.655	1,313,825	42,108
1.8755/3 month USD-LIBOR-BBA/May-25	May-15/1.8755	10,510,600	5,045
Total purchased swap options outstanding (cost $850,003)			$844,093

PURCHASED OPTIONS OUTSTANDING (0.7%)*	Expiration date/strike price	Contract amount	Value
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Call)	Jul-15/$101.86	$5,000,000	$29,850
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Call)	Jul-15/103.42	5,000,000	8,050
SPDR S&P 500 ETF Trust (Put)	Apr-16/180.00	286,860	1,819,163
SPDR S&P 500 ETF Trust (Put)	Mar-16/183.00	299,642	1,911,561

Absolute Return 700 Fund     37

PURCHASED OPTIONS OUTSTANDING (0.7%)* cont.	Expiration date/strike price	Contract amount	Value
SPDR S&P 500 ETF Trust (Put)	Feb-16/183.00	$300,257	$1,686,148
SPDR S&P 500 ETF Trust (Put)	Jan-16/170.00	300,577	894,385
SPDR S&P 500 ETF Trust (Put)	Dec-15/180.00	278,869	1,079,349
SPDR S&P 500 ETF Trust (Put)	Nov-15/180.00	276,498	875,298
Total purchased options outstanding (cost $11,635,105)			$8,303,804

SHORT-TERM INVESTMENTS (15.0%)*	Principal amount/shares	Value
Putnam Money Market Liquidity Fund 0.08% L	Shares 1	$1
Putnam Short Term Investment Fund 0.07% L	Shares 144,516,321	144,516,321
SSgA Prime Money Market Fund Class N 0.03% P	Shares 7,620,000	7,620,000
U.S. Treasury Bills with an effective yield of 0.02%, August 27, 2015 Δ	$22,000	21,999
U.S. Treasury Bills with effective yields ranging from 0.02% to 0.03%, August 6, 2015 Δ	5,050,000	5,049,828
U.S. Treasury Bills with effective yields ranging from 0.02% to 0.03%, July 16, 2015 Δ §	2,800,000	2,799,969
U.S. Treasury Bills with effective yields ranging from 0.01% to 0.02%, July 2, 2015 # Δ §	14,660,000	14,659,941
U.S. Treasury Bills with an effective yield of 0.02%, July 23, 2015 # Δ §	1,650,000	1,649,952
U.S. Treasury Bills with effective yields ranging from 0.01% to 0.02%, July 9, 2015 # Δ §	10,010,000	10,010,000
U.S. Treasury Bills with an effective yield of 0.01%, May 21, 2015 Δ §	2,000,000	1,999,983
Total short-term investments (cost $188,327,088)		$188,327,994

TOTAL INVESTMENTS
Total investments (cost $1,505,561,707)	$1,562,075,567

Key to holding’s currency abbreviations
EUR Euro
GBP British Pound

Key to holding’s abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period
IFB

Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.

IO	Interest Only
OAO	Open Joint Stock Company
OJSC	Open Joint Stock Company
PO	Principal Only
REGS

Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

38     Absolute Return 700 Fund

SPDR S&P Depository Receipts
TBA To Be Announced Commitments

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from November 1, 2014 through April 30, 2015 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosuresand references to “OTC”, if any, represent over-the-counter.

*	Percentages indicated are based on net assets of $1,254,119,013.
†††

The value of the commodity linked notes, which are marked to market daily, may be based on a multiple of the performance of the index. The multiple (or leverage) will increase the volatility of the note’s value relative to the change in the underlying index.

†	This security is non-income-producing.
‡‡	Income may be received in cash or additional securities at the discretion of the issuer.
#	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
Δ	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
§

This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.

##	Forward commitment, in part or in entirety (Note 1).
[c]

Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown (Notes 1 and 6).

F

This security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities’ valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio (Note 1).

L	Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
P

This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period (Note 1).

R	Real Estate Investment Trust.
At the close of the reporting period, the fund maintained liquid assets totaling 734,976,547 to cover certain derivative contracts and delayed delivery securities.
Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Note 1 to the financial statements regarding TBA commitments.
The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
The dates shown on debt obligations are the original maturity dates.

Absolute Return 700 Fund     39

FORWARD CURRENCY CONTRACTS at 4/30/15 (aggregate face value $158,461,704) (Unaudited)
Counterparty	Currency	Contract type	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
Bank of America N.A.
	Australian Dollar	Buy	7/15/15	$29,401	$28,319	$1,082
	British Pound	Buy	6/17/15	857,499	858,971	(1,472)
	Canadian Dollar	Sell	7/15/15	1,628,170	1,551,376	(76,794)
	Chilean Peso	Buy	7/15/15	2,186	2,175	11
	Euro	Sell	6/17/15	450,515	666,878	216,363
	Japanese Yen	Sell	5/20/15	2,448,740	2,488,552	39,812
	Mexican Peso	Buy	7/15/15	1,876,130	1,891,321	(15,191)
	Norwegian Krone	Buy	6/17/15	181,499	150,003	31,496
Barclays Bank PLC
	Australian Dollar	Buy	7/15/15	771,525	788,633	(17,108)
	British Pound	Buy	6/17/15	3,568,256	3,417,279	150,977
	Canadian Dollar	Sell	7/15/15	2,391,664	2,270,179	(121,485)
	Euro	Buy	6/17/15	565,671	400,603	165,068
	Japanese Yen	Sell	5/20/15	570,052	613,519	43,467
	Mexican Peso	Buy	7/15/15	1,617,390	1,640,137	(22,747)
	New Taiwan Dollar	Buy	5/20/15	1,874,816	1,856,040	18,776
	New Taiwan Dollar	Sell	5/20/15	1,874,816	1,812,561	(62,255)
	New Zealand Dollar	Sell	7/15/15	663,538	689,933	26,395
	Norwegian Krone	Buy	6/17/15	1,945,313	1,822,735	122,578
	Singapore Dollar	Sell	5/20/15	1,828,786	1,749,583	(79,203)
	Swedish Krona	Sell	6/17/15	1,044,364	963,288	(81,076)
	Swiss Franc	Sell	6/17/15	928,176	875,218	(52,958)
Citibank, N.A.
	Australian Dollar	Sell	7/15/15	14,030	16,207	2,177
	British Pound	Sell	6/17/15	86,240	57,856	(28,384)
	Canadian Dollar	Sell	7/15/15	2,860,972	2,710,319	(150,653)
	Chilean Peso	Buy	7/15/15	13,814	14,856	(1,042)
	Danish Krone	Buy	6/17/15	189,852	110,862	78,990
	Euro	Sell	6/17/15	1,070,449	1,018,017	(52,432)
	Japanese Yen	Sell	5/20/15	3,387,694	3,443,166	55,472
	Mexican Peso	Buy	7/15/15	1,647,890	1,671,176	(23,286)
	New Zealand Dollar	Sell	7/15/15	239,750	222,840	(16,910)
	Norwegian Krone	Buy	6/17/15	1,401,467	1,306,150	95,317
	Philippine Peso	Buy	5/20/15	851,918	860,442	(8,524)
	Swedish Krona	Sell	6/17/15	977,025	933,090	(43,935)
	Swiss Franc	Sell	6/17/15	764,462	764,717	255
Credit Suisse International
	Australian Dollar	Buy	7/15/15	1,213,409	1,252,722	(39,313)
	British Pound	Buy	6/17/15	1,160,569	1,094,117	66,452
	Canadian Dollar	Sell	7/15/15	2,576,969	2,392,215	(184,754)
	Chinese Yuan (Onshore)	Buy	5/20/15	1,859,896	1,876,568	(16,672)
	Euro	Sell	6/17/15	1,829,022	1,855,562	26,540
40     Absolute Return 700 Fund

FORWARD CURRENCY CONTRACTS at 4/30/15 (aggregate face value $158,461,704) (Unaudited) cont.
Counterparty	Currency	Contract type	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
Credit Suisse International cont.
	Indian Rupee	Buy	5/20/15	$1,400,448	$1,417,641	$(17,193)
	Japanese Yen	Sell	5/20/15	3,456,673	3,558,480	101,807
	New Zealand Dollar	Sell	7/15/15	856,597	895,284	38,687
	Norwegian Krone	Buy	6/17/15	35,483	34,630	853
	Singapore Dollar	Sell	5/20/15	1,935,540	1,878,314	(57,226)
	Swedish Krona	Buy	6/17/15	975,271	913,554	61,717
	Swiss Franc	Buy	6/17/15	1,737,403	1,677,249	60,154
Deutsche Bank AG
	Australian Dollar	Buy	7/15/15	935,083	940,768	(5,685)
	British Pound	Buy	6/17/15	912,742	914,279	(1,537)
	Canadian Dollar	Sell	7/15/15	2,637,827	2,515,013	(122,814)
	Euro	Buy	6/17/15	517,136	475,181	41,955
	Japanese Yen	Sell	5/20/15	2,578,766	2,620,202	41,436
	New Zealand Dollar	Buy	7/15/15	1,153,423	1,125,792	27,631
	Norwegian Krone	Buy	6/17/15	295,256	197,296	97,960
	Polish Zloty	Sell	6/17/15	1,776,493	1,716,057	(60,436)
	Swedish Krona	Sell	6/17/15	3,019,095	2,953,698	(65,397)
	Turkish Lira	Buy	6/17/15	551,538	605,937	(54,399)
Goldman Sachs International
	Australian Dollar	Buy	7/15/15	1,252,427	1,210,163	42,264
	British Pound	Buy	6/17/15	830,491	831,933	(1,442)
	Canadian Dollar	Sell	7/15/15	2,174,812	2,073,413	(101,399)
	Euro	Buy	6/17/15	267,500	127,011	140,489
	Japanese Yen	Sell	5/20/15	2,569,769	2,610,438	40,669
	New Zealand Dollar	Buy	7/15/15	1,664,228	1,624,524	39,704
	Norwegian Krone	Sell	6/17/15	31,795	31,039	(756)
HSBC Bank USA, National Association
	Australian Dollar	Buy	7/15/15	439,284	464,606	(25,322)
	British Pound	Buy	6/17/15	827,729	829,193	(1,464)
	Canadian Dollar	Sell	7/15/15	3,498,196	3,338,298	(159,898)
	Chinese Yuan	Sell	5/20/15	109,708	132,868	23,160
	Euro	Buy	6/17/15	2,960,814	2,821,433	139,381
	Euro	Sell	6/17/15	2,885,316	2,823,014	(62,302)
	Japanese Yen	Buy	5/20/15	373,633	354,737	18,896
	New Taiwan Dollar	Buy	5/20/15	1,874,816	1,856,340	18,476
	New Taiwan Dollar	Sell	5/20/15	1,874,816	1,818,889	(55,927)
	New Zealand Dollar	Buy	7/15/15	818,015	798,155	19,860
	Swedish Krona	Buy	6/17/15	179,717	179,427	290
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	7/15/15	703,106	701,506	1,600
	British Pound	Sell	6/17/15	197,956	132,678	(65,278)
	Canadian Dollar	Sell	7/15/15	1,649,035	1,532,160	(116,875)

Absolute Return 700 Fund     41

FORWARD CURRENCY CONTRACTS at 4/30/15 (aggregate face value $158,461,704) (Unaudited) cont.
Counterparty	Currency	Contract type	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
JPMorgan Chase Bank N.A. cont.
	Euro	Buy	6/17/15	$1,228,411	$1,002,705	$225,706
	Indian Rupee	Buy	5/20/15	317,684	316,589	1,095
	Japanese Yen	Sell	5/20/15	341,740	390,114	48,374
	Malaysian Ringgit	Buy	5/20/15	3,694,780	3,600,425	94,355
	Malaysian Ringgit	Sell	5/20/15	3,694,779	3,610,381	(84,398)
	Mexican Peso	Buy	7/15/15	2,048,277	2,076,568	(28,291)
	New Zealand Dollar	Sell	7/15/15	531,725	517,708	(14,017)
	Norwegian Krone	Buy	6/17/15	862,819	788,331	74,488
	Philippine Peso	Buy	5/20/15	851,918	860,637	(8,719)
	Singapore Dollar	Sell	5/20/15	214,187	227,133	12,946
	South Korean Won	Buy	5/20/15	1,878,512	1,845,703	32,809
	South Korean Won	Sell	5/20/15	1,878,512	1,809,927	(68,585)
	Swedish Krona	Sell	6/17/15	170,590	101,763	(68,827)
	Swiss Franc	Buy	6/17/15	317,336	289,668	27,668
Royal Bank of Scotland PLC (The)
	Australian Dollar	Sell	7/15/15	187,836	180,736	(7,100)
	British Pound	Sell	6/17/15	234,324	233,028	(1,296)
	Canadian Dollar	Sell	7/15/15	1,449,488	1,347,651	(101,837)
	Euro	Sell	6/17/15	560,391	619,803	59,412
	New Zealand Dollar	Sell	7/15/15	187,752	176,328	(11,424)
	Norwegian Krone	Buy	6/17/15	2,208,508	2,076,825	131,683
	Singapore Dollar	Buy	5/20/15	469,247	461,548	7,699
	Swedish Krona	Sell	6/17/15	96,584	49,432	(47,152)
State Street Bank and Trust Co.
	Australian Dollar	Sell	7/15/15	67,709	62,293	(5,416)
	Brazilian Real	Buy	7/2/15	1,870,349	1,839,827	30,522
	British Pound	Buy	6/17/15	229,720	151,333	78,387
	Canadian Dollar	Sell	7/15/15	2,651,157	2,472,848	(178,309)
	Chilean Peso	Buy	7/15/15	2,186	2,173	13
	Euro	Buy	6/17/15	3,939,475	3,873,378	66,097
	Hungarian Forint	Buy	6/17/15	1,786,805	1,770,465	16,340
	Japanese Yen	Sell	5/20/15	2,561,273	2,603,294	42,021
	Malaysian Ringgit	Buy	5/20/15	3,532,458	3,455,998	76,460
	Malaysian Ringgit	Sell	5/20/15	3,532,458	3,465,320	(67,138)
	New Zealand Dollar	Buy	7/15/15	2,026,316	1,977,924	48,392
	Norwegian Krone	Sell	6/17/15	1,720,837	1,660,362	(60,475)
	Singapore Dollar	Sell	5/20/15	415,379	359,096	(56,283)
	Swedish Krona	Buy	6/17/15	2,803,431	2,738,603	64,828
	Swiss Franc	Sell	6/17/15	154,267	150,880	(3,387)
	Turkish Lira	Sell	6/17/15	430,156	380,841	(49,315)

42     Absolute Return 700 Fund

FORWARD CURRENCY CONTRACTS at 4/30/15 (aggregate face value $158,461,704) (Unaudited) cont.
Counterparty	Currency	Contract type	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
WestPac Banking Corp.
	Australian Dollar	Buy	7/15/15	$2,534,412	$2,480,790	$53,622
	Canadian Dollar	Sell	7/15/15	738,158	704,031	(34,127)
	Euro	Sell	6/17/15	1,697,013	1,698,119	1,106
	Japanese Yen	Sell	5/20/15	2,920,360	2,954,666	34,306
	New Zealand Dollar	Buy	7/15/15	2,261,367	2,207,075	54,292
Total						$413,198

FUTURES CONTRACTS OUTSTANDING at 4/30/15 (Unaudited)
	Number of contracts	Value	Expiration date	Unrealized appreciation/ (depreciation)
DAX Index (Short)	4	$1,290,098	Jun-15	$59,051
Euro STOXX 50 Index (Long)	626	25,079,616	Jun-15	(800,157)
Euro-CAC 40 Index (Short)	1	56,283	May-15	2,142
FTSE 100 Index (Long)	8	850,881	Jun-15	21,469
S&P 500 Index E-Mini (Long)	82	8,523,490	Jun-15	(15,362)
S&P 500 Index E-Mini (Short)	1,136	118,081,520	Jun-15	(158,359)
S&P Mid Cap 400 Index E-Mini (Long)	366	54,771,900	Jun-15	478,548
SPI 200 Index (Short)	6	683,370	Jun-15	10,306
Tokyo Price Index (Long)	131	17,428,266	Jun-15	888,200
U.S. Treasury Bond 30 yr (Long)	73	11,650,344	Jun-15	(312,773)
U.S. Treasury Bond Ultra 30 yr (Short)	38	6,251,000	Jun-15	221,862
U.S. Treasury Note 2 yr (Short)	35	7,674,297	Jun-15	(19,757)
U.S. Treasury Note 5 yr (Short)	442	53,098,703	Jun-15	(506,903)
U.S. Treasury Note 10 yr (Long)	1,547	198,596,125	Jun-15	489,375
Total				$357,642

WRITTEN SWAP OPTIONS OUTSTANDING at 4/30/15 (premiums $2,495,265) (Unaudited)
Counterparty Fixed Obligation % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/strike	Contract amount	Value
Bank of America N.A.
2.275/3 month USD-LIBOR-BBA/May-25	May-15/2.275	$6,956,200	$904
2.10/3 month USD-LIBOR-BBA/Jun-25	Jun-15/2.10	4,097,200	14,914
2.955/3 month USD-LIBOR-BBA/Sep-25	Sep-15/2.955	10,510,600	20,916
(2.10)/3 month USD-LIBOR-BBA/Jun-25	Jun-15/2.10	4,097,200	35,851
1.66/3 month USD-LIBOR-BBA/Jul-20	Jul-15/1.66	5,160,400	36,948
Barclays Bank PLC
2.3775/3 month USD-LIBOR-BBA/May-25	May-15/2.3775	5,255,300	5,781
2.265/3 month USD-LIBOR-BBA/May-25	May-15/2.265	5,255,300	15,871

Absolute Return 700 Fund     43

WRITTEN SWAP OPTIONS OUTSTANDING at 4/30/15 (premiums $2,495,265) (Unaudited) cont.
Counterparty Fixed Obligation % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/strike	Contract amount	Value
Citibank, N.A.
(1.481)/3 month USD-LIBOR-BBA/May-20	May-15/1.481	$5,255,300	$6,990
(2.223)/3 month USD-LIBOR-BBA/May-25	May-15/2.223	1,313,825	14,045
(1.509)/3 month USD-LIBOR-BBA/May-20	May-15/1.509	10,510,600	17,763
Credit Suisse International
(1.865)/3 month USD-LIBOR-BBA/May-25	May-15/1.865	5,068,600	4,156
2.515/3 month USD-LIBOR-BBA/Apr-47	Apr-17/2.515	1,860,700	207,890
Goldman Sachs International
(2.35)/3 month USD-LIBOR-BBA/May-45	May-15/2.35	1,313,825	4,756
(1.991)/3 month USD-LIBOR-BBA/May-25	May-15/1.991	5,255,300	8,829
(2.5025)/3 month USD-LIBOR-BBA/May-45	May-15/2.5025	1,313,825	16,410
(1.885)/3 month USD-LIBOR-BBA/Jan-46	Jan-16/1.885	2,475,800	32,382
1.991/3 month USD-LIBOR-BBA/May-25	May-15/1.991	5,255,300	81,089
JPMorgan Chase Bank N.A.
(6.00 Floor)/3 month USD-LIBOR-BBA/Mar-18	Mar-18/6.00	9,893,000	1,476,867
Total			$2,002,362

WRITTEN OPTIONS OUTSTANDING at 4/30/15 (premiums $708,650) (Unaudited)
	Expiration date/strike	Contract amount	Value
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Call)	Jul-15/$102.64	$10,000,000	$31,300
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Jul-15/99.86	2,000,000	6,540
SPDR S&P 500 ETF Trust (Call)	May-15/217.50	261,922	17,478
SPDR S&P 500 ETF Trust (Call)	May-15/214.50	261,405	46,477
SPDR S&P 500 ETF Trust (Call)	May-15/215.50	261,342	4,506
SPDR S&P 500 ETF Trust (Call)	May-15/214.00	262,127	2,526
SPDR S&P 500 ETF Trust (Call)	May-15/213.50	696,460	696
Total			$109,523

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 4/30/15 (Unaudited)
Counterparty Fixed right or obligation % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/strike	Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
Barclays Bank PLC
1.932/3 month USD-LIBOR-BBA/Jun-25 (Purchased)	Jun-15/1.932	$4,203,700	$(17,656)	$261
2.047/3 month USD-LIBOR-BBA/Jun-25 (Purchased)	Jun-15/2.047	4,203,700	(30,687)	(790)
(2.162)/3 month USD-LIBOR-BBA/Jun-25 (Written)	Jun-15/2.162	4,203,700	49,183	1,391
Goldman Sachs International
(2.155)/3 month USD-LIBOR-BBA/May-25 (Purchased)	May-15/2.155	3,678,710	(10,513)	(1,067)

44     Absolute Return 700 Fund

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 4/30/15 (Unaudited) cont.
Counterparty Fixed right or obligation % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/strike	Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
JPMorgan Chase Bank N.A.
2.117/3 month USD-LIBOR-BBA/Feb-27 (Purchased)	Feb-17/2.117	$1,313,825	$(32,193)	$1,313
2.035/3 month USD-LIBOR-BBA/Feb-27 (Purchased)	Feb-17/2.035	1,313,825	(33,383)	(3,086)
(3.035)/3 month USD-LIBOR-BBA/Feb-27 (Purchased)	Feb-17/3.035	1,313,825	(34,958)	(3,350)
1.00/3 month USD-LIBOR-BBA/Apr-27 (Purchased)	Apr-17/1.00	2,816,100	(18,620)	(4,590)
(3.117)/3 month USD-LIBOR-BBA/Feb-27 (Purchased)	Feb-17/3.117	1,313,825	(36,787)	(8,137)
1.825/3 month USD-LIBOR-BBA/Jun-25 (Purchased)	Jun-15/1.825	5,068,600	(21,795)	(9,226)
1.00/3 month USD-LIBOR-BBA/Apr-27 (Purchased)	Apr-17/1.00	5,632,100	(39,566)	(11,478)
1.9425/3 month USD-LIBOR-BBA/Jun-25 (Purchased)	Jun-15/1.9425	5,068,600	(37,508)	(15,409)
(2.06)/3 month USD-LIBOR-BBA/Jun-25 (Written)	Jun-15/2.06	5,068,600	58,796	21,339
2.655/3 month USD-LIBOR-BBA/Feb-19 (Written)	Feb-17/2.655	5,754,600	38,124	12,200
2.56/3 month USD-LIBOR-BBA/Feb-19 (Written)	Feb-17/2.56	5,754,600	36,787	8,056
(1.00)/3 month USD-LIBOR-BBA/Apr-19 (Written)	Apr-17/1.00	11,264,200	36,045	4,866
(1.00)/3 month USD-LIBOR-BBA/Apr-19 (Written)	Apr-17/1.00	5,632,100	17,245	1,746
(1.56)/3 month USD-LIBOR-BBA/Feb-19 (Written)	Feb-17/1.56	5,754,600	33,131	(2,877)
(1.655)/3 month USD-LIBOR-BBA/Feb-19 (Written)	Feb-17/1.655	5,754,600	32,801	(7,884)
Total			$(11,554)	$(16,722)

TBA SALE COMMITMENTS OUTSTANDING at 4/30/15 (proceeds receivable $19,371,641) (Unaudited)
Agency	Principal amount	Settlement date	Value
Federal National Mortgage Association, 4 1/2s, May 1, 2045	$9,000,000	5/13/15	$9,794,531
Federal National Mortgage Association, 4s, May 1, 2045	8,000,000	5/13/15	8,550,000
Federal National Mortgage Association, 3s, May 1, 2045	1,000,000	5/13/15	1,017,656
Total			$19,362,187

Absolute Return 700 Fund     45

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/15 (Unaudited)
Notional amount	Upfront premium received (paid)	Termination date	Payments made by fund per annum	Payments received by fund per annum	Unrealized appreciation/ (depreciation)
$5,160,400	$46,375	2/19/25	3 month USD-LIBOR-BBA	1.9575%	$(10,571)
5,160,400	(15,033)	2/19/25	2.1575%	3 month USD-LIBOR-BBA	(53,740)
5,160,400	(27,418)	2/19/25	2.0575%	3 month USD-LIBOR-BBA	(18,298)
1,051,060	(24,141)	4/28/45	2.31%	3 month USD-LIBOR-BBA	26,711
4,951,600	14,294	1/6/25	2.28%	3 month USD-LIBOR-BBA	(97,146)
4,951,600	61,334	1/6/25	2.53%	3 month USD-LIBOR-BBA	(165,094)
2,580,200	(34,996)	4/15/25	3 month USD-LIBOR-BBA	2.172%	(21,845)
2,580,200	22,672	4/15/25	2.052%	3 month USD-LIBOR-BBA	38,131
219,225,000 E	(2,579,548)	6/17/25	3 month USD-LIBOR-BBA	2.20%	(1,828,703)
5,165,100 E	42,930	6/17/25	2.20%	3 month USD-LIBOR-BBA	25,240
221,037,300 E	294,362	6/17/17	1.10%	3 month USD-LIBOR-BBA	(555,084)
12,398,000	(100)	4/28/20	1.4945%	3 month USD-LIBOR-BBA	52,142
838,000	(28)	5/01/45	3 month USD-LIBOR-BBA	2.5385%	1,384
946,000	(32)	5/01/45	3 month USD-LIBOR-BBA	2.5395%	1,770
2,523,000	(9)	5/01/17	0.82%	3 month USD-LIBOR-BBA	155
15,684,200 E	195,829	6/17/45	3 month USD-LIBOR-BBA	2.38%	(369,696)
34,937,100 E	1,432,710	6/17/20	2.40%	3 month USD-LIBOR-BBA	148,038
55,929,000	(210)	4/13/17	0.802%	3 month USD-LIBOR-BBA	(12,293)
1,918,000	(25)	4/13/25	2.007%	3 month USD-LIBOR-BBA	20,890
36,023,000	(339)	4/13/20	3 month USD-LIBOR-BBA	1.522%	(72,851)
18,962,000	(250)	4/13/25	2.0055%	3 month USD-LIBOR-BBA	192,749
3,244,000	(110)	4/13/45	3 month USD-LIBOR-BBA	2.375%	(107,650)
5,202,000	(177)	4/16/45	2.36037%	3 month USD-LIBOR-BBA	190,026

46     Absolute Return 700 Fund

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/15 (Unaudited) cont.
Notional amount	Upfront premium received (paid)	Termination date	Payments made by fund per annum	Payments received by fund per annum	Unrealized appreciation/ (depreciation)
$2,742,800 E	$(15)	4/20/19	3 month USD-LIBOR-BBA	1.8325%	$(6,960)
698,400 E	(10)	4/20/27	2.3675%	3 month USD-LIBOR-BBA	11,510
4,451,000	(59)	4/20/25	3 month USD-LIBOR-BBA	2.002%	(48,937)
3,534,000	(28)	4/20/20	3 month USD-LIBOR-BBA	1.484%	(15,036)
1,329,200 E	(7)	4/20/19	3 month USD-LIBOR-BBA	1.85%	(2,920)
321,000 E	(5)	4/20/27	2.415%	3 month USD-LIBOR-BBA	3,941
2,342,000	(80)	4/20/45	3 month USD-LIBOR-BBA	2.416%	(57,571)
9,842,000	(37)	4/20/17	3 month USD-LIBOR-BBA	0.7615%	(8,111)
19,137,000	(72)	4/28/17	3 month USD-LIBOR-BBA	0.776%	(15,603)
1,463,000	(19)	4/28/25	2.0045%	3 month USD-LIBOR-BBA	16,443
358,000	(12)	4/28/45	2.397%	3 month USD-LIBOR-BBA	10,453
5,566,000	(73)	4/29/25	3 month USD-LIBOR-BBA	2.007%	(61,190)
7,717,000	(102)	5/01/25	2.14%	3 month USD-LIBOR-BBA	(8,143)
7,717,000	(102)	5/01/25	2.13894%	3 month USD-LIBOR-BBA	(7,387)
838,000	(28)	5/01/45	3 month USD-LIBOR-BBA	2.54461%	2,510
5,681,000	(46)	5/01/20	1.593%	3 month USD-LIBOR-BBA	(2,261)
4,708,900	(62)	1/9/25	3 month USD-LIBOR-BBA	2.07%	14,697
1,032,100	2,051	2/19/25	3 month USD-LIBOR-BBA	2.15%	9,075
516,050	1,180	2/19/25	3 month USD-LIBOR-BBA	2.15%	4,692
1,051,060	(5,585)	4/28/25	3 month USD-LIBOR-BBA	2.045%	(13,480)
Total	$(575,021)	$(2,790,013)
E Extended effective date.

Absolute Return 700 Fund     47

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/15 (Unaudited)
Swap counterparty/ Notional amount		Upfront premium received (paid)	Termination date	Payments received (paid) by fund per annum	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
Bank of America N.A.
baskets	2,310,871	$—	10/19/15	(3 month USD-LIBOR-BBA plus 0.10%)	A basket (MLTRFCF4) of common stocks	$(3,947,130)
units	59,035	—	10/19/15	3 month USD-LIBOR-BBA minus 0.07%	Russell 1000 Total Return Index	2,295,600
Barclays Bank PLC
	$318,435	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	309
	676,638	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	7,865
	1,115,021	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(5,792)
	1,029,831	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	999
	949,810	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,366
	7,305,651	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	83,780
	2,832,257	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(14,713)
	540,526	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	664
	374,235	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	538
	247,669	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	2,017
	2,494,665	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(12,959)
	3,127,111	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	4,498
	956,065	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	1,174

48     Absolute Return 700 Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/15 (Unaudited) cont.
Swap counterparty/ Notional amount	Upfront premium received (paid)	Termination date	Payments received (paid) by fund per annum	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
Barclays Bank PLC cont.
$111,645	$—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	$1,228
33,384	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	244
215,185	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	309
2,245,413	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	3,229
4,254,154	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(22,100)
3,539,972	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	4,347
1,052,939	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(5,470)
5,668,769	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	(414)
3,755,982	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	(274)
287,319	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	279
8,004	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	(1)
11,056,412	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	15,902
278,787	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	270
904,615	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	877
655,689	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	636
3,216,718	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(16,710)

Absolute Return 700 Fund     49

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/15 (Unaudited) cont.
Swap counterparty/ Notional amount	Upfront premium received (paid)	Termination date	Payments received (paid) by fund per annum	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
Barclays Bank PLC cont.
$1,137,650	$—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic MBX Index 6.00% 30 year Fannie Mae pools	$(3,301)
482,406	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(1,047)
241,203	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(523)
241,203	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(523)
484,058	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(1,050)
1,257,287	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(2,728)
484,058	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(1,050)
1,019,425	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	9,361
646,243	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	5,934
789,182	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	5,771
966,536	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(2,097)
1,061,332	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(11,403)
698,907	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(3,631)
367,873	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	529
9,040,333	(35,313)	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	61,507
2,166,951	9,480	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	5,417

50     Absolute Return 700 Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/15 (Unaudited) cont.
Swap counterparty/ Notional amount		Upfront premium received (paid)	Termination date	Payments received (paid) by fund per annum	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
Citibank, N.A.
	$1,252,566	$—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	$1,802
	593,912	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	854
baskets	527	—	12/17/15	(3 month USD-LIBOR-BBA plus 42 bp)	A basket (CGPUTQL2) of common stocks	(418,721)
baskets	580,016	—	11/10/15	3 month USD-LIBOR-BBA minus 0.50%	A basket (CGPUTS35) of common stocks	917,030
units	11,021	—	12/17/15	3 month USD-LIBOR-BBA plus 15 bp	Russell 1000 Total Return Index	(342,561)
units	513	—	12/17/15	3 month USD-LIBOR-BBA plus 15 bp	Russell 1000 Total Return Index	(15,945)
units	106,667	—	3/18/16	3 month USD-LIBOR-BBA minus 0.15%	MSCI Emerging Markets TR Net USD	(4,212,257)
Credit Suisse International
	$748,471	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,077
	1,948,880	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	17,896
	1,983,074	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(21,306)
	1,652,998	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(17,759)
	4,076,300	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	37,432
	4,077,664	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	46,762
	3,003,274	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	38,341
	2,037,011	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	26,005

Absolute Return 700 Fund     51

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/15 (Unaudited) cont.
Swap counterparty/ Notional amount		Upfront premium received (paid)	Termination date	Payments received (paid) by fund per annum	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
Credit Suisse International cont.
	$1,018,937	$—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	$13,008
	3,760,569	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	48,009
	2,189,405	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	25,555
	3,059,961	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	35,716
	2,355,707	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	27,496
	2,711,449	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	31,648
	2,361,788	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	27,085
Deutsche Bank AG
baskets	547,558	—	5/13/15	(3 month USD-LIBOR-BBA plus 31 bp)	A basket (DBCTPL7P) of common stocks	2,963,155
baskets	547,558	—	5/13/15	(3 month USD-LIBOR-BBA minus 45 bp)	A basket (DBCTPS7P) of common stocks	(2,475,183)
Goldman Sachs International
	$848,884	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	6,207
	654,851	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	4,788
	2,152,564	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	17,530
	1,181,141	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	8,637
	1,679,759	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	19,525
	1,679,759	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	19,525

52     Absolute Return 700 Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/15 (Unaudited) cont.
Swap counterparty/ Notional amount	Upfront premium received (paid)	Termination date	Payments received (paid) by fund per annum	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
Goldman Sachs International cont.
$868,424	$—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	$(4,511)
326,272	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(1,695)
332,757	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	3,661
9,447	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	77
833,593	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	6,789
1,189,649	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(6,180)
61,721	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(321)
164,542	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(855)
21,703	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	159
930,290	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	6,802
2,742,554	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	31,879
2,540,845	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	29,534
1,563,930	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	12,736
1,288,513	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	14,310
2,919,192	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	33,477
2,873,380	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(30,871)

Absolute Return 700 Fund     53

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/15 (Unaudited) cont.
Swap counterparty/ Notional amount		Upfront premium received (paid)	Termination date	Payments received (paid) by fund per annum	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
Goldman Sachs International cont.
	$7,427,924	$—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	$86,700
	3,714,803	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	47,424
	2,058,599	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	26,281
baskets	28,160	—	12/15/15	(1 month USD-LIBOR-BBA plus 90 bp)	A basket (GSCBSAUD) of common stocks	2,737,076
baskets	1,654,783	—	12/15/20	(3 month USD-LIBOR-BBA plus 44 bp)	A basket (GSCBPUR1) of common stocks	(5,363,158)
units	483,786	—	8/11/15	(0.45%)	Goldman Sachs Volatility Carry US Scaled 3X Excess Return Strategy Index	260,332
JPMorgan Chase Bank N.A.
	$1,203,316	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	13,800
	3,893,567	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	44,651
	2,919,586	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	33,482
	2,873,754	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(30,875)
baskets	1,622,747	—	4/25/16	3 month USD-LIBOR-BBA minus 44 bp	A basket (JPCMPTSH) of common stocks	3,305,298
shares	554,378	—	1/25/16	3 month USD-LIBOR-BBA minus 30 bp	iShares MSCI Emerging Markets Index	448,924
UBS AG
units	192,740	—	5/19/15	3 month USD-LIBOR-BBA minus 0.10%	MSCI Emerging Markets TR Net USD	(5,352,196)
units	149,964	—	5/19/15	3 month USD-LIBOR-BBA minus 0.10%	MSCI Emerging Markets TR Net USD	(4,164,350)
Total		$(25,833)	$(12,518,535)
54     Absolute Return 700 Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 4/30/15 (Unaudited)
Swap counterparty/ Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Termi- nation date	Payments received (paid) by fund per annum	Unrealized appreciation/ (depreciation)
Bank of America N.A.
CMBX NA BBB– Index	BBB–/P	$18,582	$326,000	5/11/63	300 bp	$22,298
CMBX NA BBB– Index	BBB–/P	19,446	315,000	5/11/63	300 bp	23,037
CMBX NA BBB– Index	BBB–/P	9,522	158,000	5/11/63	300 bp	11,323
CMBX NA BBB– Index	BBB–/P	4,785	70,000	5/11/63	300 bp	5,583
Barclays Bank PLC
CMBX NA BBB– Index	BBB–/P	31,595	285,000	5/11/63	300 bp	34,844
Credit Suisse International
CMBX NA BBB– Index	BBB–/P	(53,832)	12,634,000	5/11/63	300 bp	90,195
CMBX NA BBB– Index	BBB–/P	(6,292)	9,615,000	5/11/63	300 bp	103,319
CMBX NA BBB– Index	BBB–/P	10,005	7,697,000	5/11/63	300 bp	97,751
CMBX NA BBB– Index	BBB–/P	11,998	5,233,000	5/11/63	300 bp	71,654
CMBX NA BBB– Index	BBB–/P	36,295	5,066,000	5/11/63	300 bp	94,048
CMBX NA BBB– Index	BBB–/P	14,858	4,547,000	5/11/63	300 bp	66,694
CMBX NA BBB– Index	BBB–/P	10,407	4,547,000	5/11/63	300 bp	62,243
CMBX NA BBB– Index	BBB–/P	16,796	3,685,000	5/11/63	300 bp	58,805
CMBX NA BBB– Index	BBB–/P	19,510	3,339,000	5/11/63	300 bp	57,574
CMBX NA BBB– Index	BBB–/P	(20,347)	1,594,000	5/11/63	300 bp	(2,574)
CMBX NA BBB– Index	BBB–/P	(24,594)	1,569,000	5/11/63	300 bp	(6,969)
CMBX NA BBB– Index	BBB–/P	(25,367)	1,519,000	5/11/63	300 bp	(8,050)
CMBX NA BBB– Index	BBB–/P	24,458	596,000	5/11/63	300 bp	31,252
CMBX NA BBB– Index	BBB–/P	24,736	310,000	5/11/63	300 bp	28,270
CMBX NA BBB– Index	BBB–/P	24,002	310,000	5/11/63	300 bp	27,536
CMBX NA BBB– Index	BBB–/P	20,393	310,000	5/11/63	300 bp	23,927
CMBX NA BBB– Index	BBB–/P	3,483	300,000	5/11/63	300 bp	6,903

Absolute Return 700 Fund     55

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 4/30/15 (Unaudited) cont.
Swap counterparty/ Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Termi- nation date	Payments received (paid) by fund per annum	Unrealized appreciation/ (depreciation)
Credit Suisse International cont.
CMBX NA BBB– Index	BBB–/P	$33,557	$297,000	5/11/63	300 bp	$36,943
CMBX NA BBB– Index	BBB–/P	4,548	296,000	5/11/63	300 bp	7,922
CMBX NA BBB– Index	BBB–/P	8,915	293,000	5/11/63	300 bp	12,255
CMBX NA BBB– Index	BBB–/P	19,183	241,000	5/11/63	300 bp	21,930
CMBX NA BBB– Index	BBB–/P	822	106,000	5/11/63	300 bp	2,031
CMBX NA BBB– Index	BBB–/P	7,123	807,000	1/17/47	300 bp	(60)
CMBX NA BBB– Index	BBB–/P	4,130	1,445,000	1/17/47	300 bp	(8,008)
CMBX NA BBB– Index	BBB–/P	4,644	1,445,000	1/17/47	300 bp	(7,494)
CMBX NA BBB– Index	BBB–/P	3,745	1,495,000	1/17/47	300 bp	(8,813)
CMBX NA BBB– Index	BBB–/P	5,016	1,569,000	1/17/47	300 bp	(8,425)
CMBX NA BBB– Index	BBB–/P	5,016	1,569,000	1/17/47	300 bp	(8,425)
CMBX NA BBB– Index	BBB–/P	10,181	1,594,000	1/17/47	300 bp	(3,607)
CMBX NA BBB– Index	BBB–/P	7,929	1,594,000	1/17/47	300 bp	(5,859)
CMBX NA BBB– Index	BBB–/P	5,202	1,624,000	1/17/47	300 bp	(8,439)
CMBX NA BBB– Index	BBB–/P	3,476	1,624,000	1/17/47	300 bp	(10,166)
CMBX NA BBB– Index	BBB–/P	2,900	1,624,000	1/17/47	300 bp	(10,742)
CMBX NA BBB– Index	BBB–/P	35,126	1,988,000	1/17/47	300 bp	18,427
CMBX NA BBB– Index	BBB–/P	12,170	2,434,000	1/17/47	300 bp	(8,276)
CMBX NA BBB– Index	BBB–/P	12,170	2,434,000	1/17/47	300 bp	(8,276)
CMBX NA BBB– Index	BBB–/P	5,578	3,138,000	1/17/47	300 bp	(21,304)
CMBX NA BBB– Index	BBB–/P	36,261	3,399,000	1/17/47	300 bp	7,710
CMBX NA BBB– Index	BBB–/P	48,108	3,542,000	1/17/47	300 bp	18,355
CMBX NA BBB– Index	BBB–/P	89,778	3,685,000	1/17/47	300 bp	58,824

56     Absolute Return 700 Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 4/30/15 (Unaudited) cont.
Swap counterparty/ Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Termi- nation date	Payments received (paid) by fund per annum	Unrealized appreciation/ (depreciation)
Credit Suisse International cont.
CMBX NA BBB– Index	BBB–/P	$100,381	$4,054,000	1/17/47	300 bp	$66,328
CMBX NA BBB– Index	BBB–/P	15,748	4,417,000	1/17/47	300 bp	(21,355)
CMBX NA BBB– Index	BBB–/P	45	4,485,000	1/17/47	300 bp	(37,629)
CMBX NA BBB– Index	BBB–/P	114,343	4,678,000	1/17/47	300 bp	75,047
CMBX NA BBB– Index	BBB–/P	183,805	7,772,000	1/17/47	300 bp	118,520
CMBX NA BBB– Index	BBB–/P	308,180	7,861,000	1/17/47	300 bp	242,147
CMBX NA BB Index	—	1,034	100,000	5/11/63	(500 bp)	70
CMBX NA BB Index	—	2,140	107,000	5/11/63	(500 bp)	1,109
CMBX NA BB Index	—	(1,152)	150,000	5/11/63	(500 bp)	(2,597)
CMBX NA BB Index	—	(1,437)	150,000	5/11/63	(500 bp)	(2,882)
CMBX NA BB Index	—	(1,368)	150,000	5/11/63	(500 bp)	(2,813)
CMBX NA BB Index	—	5,493	208,000	5/11/63	(500 bp)	3,489
CMBX NA BB Index	—	3,310	214,000	5/11/63	(500 bp)	1,248
CMBX NA BB Index	—	(5,274)	302,000	5/11/63	(500 bp)	(8,184)
CMBX NA BB Index	—	(2,356)	451,000	5/11/63	(500 bp)	(6,701)
CMBX NA BB Index	—	8,737	584,000	5/11/63	(500 bp)	3,111
CMBX NA BB Index	—	(4,353)	1,195,000	5/11/63	(500 bp)	(15,865)
CMBX NA BB Index	—	21,416	1,210,000	5/11/63	(500 bp)	9,760
CMBX NA BB Index	—	7,359	1,357,000	5/11/63	(500 bp)	(5,714)
CMBX NA BB Index	—	(5,819)	300,000	5/11/63	(500 bp)	(8,709)
CMBX NA BBB– Index	BBB–/P	21,383	874,000	5/11/63	300 bp	31,347
CMBX NA BBB– Index	BBB–/P	(8,820)	585,000	5/11/63	300 bp	(2,151)
CMBX NA BBB– Index	BBB–/P	(7,209)	585,000	5/11/63	300 bp	(540)
CMBX NA BBB– Index	BBB–/P	763	575,000	5/11/63	300 bp	7,318
CMBX NA BBB– Index	BBB–/P	(10,745)	555,000	5/11/63	300 bp	(4,418)
CMBX NA BBB– Index	BBB–/P	1,811	391,000	5/11/63	300 bp	6,268
CMBX NA BBB– Index	BBB–/P	(3,898)	388,000	5/11/63	300 bp	526
CMBX NA BBB– Index	BBB–/P	225	338,000	5/11/63	300 bp	4,078
CMBX NA BBB– Index	BBB–/P	1,936	319,000	5/11/63	300 bp	5,573

Absolute Return 700 Fund     57

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 4/30/15 (Unaudited) cont.
Swap counterparty/ Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Termi- nation date	Payments received (paid) by fund per annum	Unrealized appreciation/ (depreciation)
Credit Suisse International cont.
CMBX NA BBB– Index	BBB–/P	$1,455	$314,000	5/11/63	300 bp	$5,034
CMBX NA BBB– Index	BBB–/P	11,967	277,000	5/11/63	300 bp	15,125
CMBX NA BBB– Index	BBB–/P	5,210	276,000	5/11/63	300 bp	8,357
CMBX NA BBB– Index	BBB–/P	5,977	276,000	5/11/63	300 bp	9,123
CMBX NA BBB– Index	BBB–/P	(4,968)	275,000	5/11/63	300 bp	(1,833)
CMBX NA BBB– Index	BBB–/P	190	274,000	5/11/63	300 bp	3,314
CMBX NA BBB– Index	BBB–/P	949	274,000	5/11/63	300 bp	4,073
CMBX NA BBB– Index	BBB–/P	3,110	261,000	5/11/63	300 bp	6,086
CMBX NA BBB– Index	BBB–/P	2,595	261,000	5/11/63	300 bp	5,570
CMBX NA BBB– Index	BBB–/P	(2,443)	261,000	5/11/63	300 bp	532
CMBX NA BBB– Index	BBB–/P	704	261,000	5/11/63	300 bp	3,679
CMBX NA BBB– Index	BBB–/P	(869)	260,000	5/11/63	300 bp	2,095
CMBX NA BBB– Index	BBB–/P	(880)	260,000	5/11/63	300 bp	2,084
CMBX NA BBB– Index	BBB–/P	(864)	259,000	5/11/63	300 bp	2,089
CMBX NA BBB– Index	BBB–/P	(2,585)	258,000	5/11/63	300 bp	357
CMBX NA BBB– Index	BBB–/P	(2,159)	258,000	5/11/63	300 bp	782
CMBX NA BBB– Index	BBB–/P	10,625	222,000	5/11/63	300 bp	13,155
CMBX NA BBB– Index	BBB–/P	(784)	130,000	5/11/63	300 bp	698
CMBX NA BBB– Index	BBB–/P	(1,230)	129,000	5/11/63	300 bp	240
Goldman Sachs International
CMBX NA BBB– Index	BBB–/P	(17,751)	3,889,000	5/11/63	300 bp	26,584
CMBX NA BBB– Index	BBB–/P	7,781	2,984,000	5/11/63	300 bp	41,798

58     Absolute Return 700 Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 4/30/15 (Unaudited) cont.
Swap counterparty/ Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Termi- nation date	Payments received (paid) by fund per annum	Unrealized appreciation/ (depreciation)
Goldman Sachs International cont.
CMBX NA BBB– Index	BBB–/P	$2,551	$715,000	1/17/47	300 bp	$(3,455)
CMBX NA BBB– Index	BBB–/P	2,562	718,000	1/17/47	300 bp	(3,469)
CMBX NA BBB– Index	BBB–/P	6,292	1,472,000	1/17/47	300 bp	(6,073)
CMBX NA BBB– Index	BBB–/P	5,248	1,472,000	1/17/47	300 bp	(7,117)
CMBX NA BBB– Index	BBB–/P	5,248	1,472,000	1/17/47	300 bp	(7,117)
CMBX NA BBB– Index	BBB–/P	12,449	1,599,000	1/17/47	300 bp	(1,516)
CMBX NA BBB– Index	BBB–/P	17,229	1,730,000	1/17/47	300 bp	2,697
CMBX NA BBB– Index	BBB–/P	11,227	2,862,000	1/17/47	300 bp	(12,813)
CMBX NA BBB– Index	BBB–/P	3,249	3,008,000	1/17/47	300 bp	(22,016)
CMBX NA BBB– Index	BBB–/P	34,198	4,035,000	1/17/47	300 bp	(1,714)
CMBX NA BBB– Index	BBB–/P	162,223	6,016,000	1/17/47	300 bp	111,693
CMBX NA BB Index	—	2,419	107,000	5/11/63	(500 bp)	1,389
CMBX NA BB Index	—	(1,441)	150,000	5/11/63	(500 bp)	(2,886)
CMBX NA BB Index	—	(2,216)	209,000	5/11/63	(500 bp)	(4,230)
CMBX NA BB Index	—	10,419	619,000	5/11/63	(500 bp)	4,456
CMBX NA BB Index	—	775	638,000	5/11/63	(500 bp)	(5,371)
CMBX NA BB Index	—	6,816	665,000	5/11/63	(500 bp)	410
CMBX NA BB Index	—	(1,180)	592,000	1/17/47	(500 bp)	4,009
CMBX NA BBB– Index	BBB–/P	4,501	394,000	5/11/63	300 bp	8,992
CMBX NA BBB– Index	BBB–/P	(4,582)	275,000	5/11/63	300 bp	(1,447)
CMBX NA BBB– Index	BBB–/P	1,557	261,000	5/11/63	300 bp	4,533
CMBX NA BBB– Index	BBB–/P	(1,043)	260,000	5/11/63	300 bp	1,921
CMBX NA BBB– Index	BBB–/P	(2,423)	259,000	5/11/63	300 bp	529
CMBX NA BBB– Index	BBB–/P	(2,598)	259,000	5/11/63	300 bp	355
CMBX NA BBB– Index	BBB–/P	(2,598)	259,000	5/11/63	300 bp	355

Absolute Return 700 Fund     59

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 4/30/15 (Unaudited) cont.
Swap counterparty/ Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Termi- nation date	Payments received (paid) by fund per annum	Unrealized appreciation/ (depreciation)
Goldman Sachs International cont.
CMBX NA BBB– Index	BBB–/P	$(2,072)	$258,000	5/11/63	300 bp	$869
CMBX NA BBB– Index	BBB–/P	(1,407)	129,000	5/11/63	300 bp	63
CMBX NA BBB– Index	BBB–/P	(136)	51,000	5/11/63	300 bp	445
Total		$1,564,992	$1,634,981
*Payments related to the referenced debt are made upon a credit default event.
**Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at April 30, 2015. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.”

60     Absolute Return 700 Fund

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$14,945,460	$16,342,952	$—
Capital goods	25,220,979	2,727,079	—
Communication services	7,461,604	6,841,755	—
Conglomerates	5,296,981	13,669,235	—
Consumer cyclicals	48,918,240	6,671,056	—
Consumer staples	41,817,177	11,236,907	—
Energy	23,882,115	4,939,871	—
Financials	84,063,482	29,295,779	—
Health care	51,452,929	2,893,001	—
Technology	70,391,010	29,451,736	—
Transportation	10,364,361	10,792,943	—
Utilities and power	17,172,696	9,319,137	—
Total common stocks	400,987,034	144,181,451	—
Commodity linked notes	$—	$94,438,829	$—
Corporate bonds and notes	—	85,158,703	—
Foreign government and agency bonds and notes	—	8,765,065	—
Investment companies	83,770,462	—	—
Mortgage-backed securities	—	175,568,222	3,743,488
Purchased options outstanding	—	8,303,804	—
Purchased swap options outstanding	—	844,093	—
Senior loans	—	45,927,158	—
U.S. government and agency mortgage obligations	—	297,256,298	—
Warrants	—	24,802,966	—
Short-term investments	152,136,322	36,191,672	—
Totals by level	$636,893,818	$921,438,261	$3,743,488

Absolute Return 700 Fund     61

	Valuation inputs
Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$413,198	$—
Futures contracts	357,642	—	—
Written options outstanding	—	(109,523)	—
Written swap options outstanding	—	(2,002,362)	—
Forward premium swap option contracts	—	(16,722)	—
TBA sale commitments	—	(19,362,187)	—
Interest rate swap contracts	—	(2,214,992)	—
Total return swap contracts	—	(12,492,702)	—
Credit default contracts	—	69,989	—
Totals by level	$357,642	$(35,715,301)	$—
*Common stock classifications are presented at the sector level, which may differ from the fund’s portfolio presentation.

During the reporting period, transfers within the fair value hierarchy, if any, (other than certain transfers involving non-U.S. equity securities as described in Note 1) did not represent, in the aggregate, more than 1% of the fund’s net assets measured as of the end of the period.

At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund’s net assets and were not considered a significant portion of the fund’s portfolio.

The accompanying notes are an integral part of these financial statements.

62     Absolute Return 700 Fund

Statement of assets and liabilities 4/30/15 (Unaudited)
ASSETS
Investment in securities, at value (Note 1):
Unaffiliated issuers (identified cost $1,361,045,385)	$1,417,559,245
Affiliated issuers (identified cost $144,516,322) (Notes 1 and 5)	144,516,322
Cash	725,513
Foreign currency (cost $508,814) (Note 1)	521,512
Dividends, interest and other receivables	5,140,390
Receivable for shares of the fund sold	5,136,486
Receivable for investments sold	7,664,702
Receivable for sales of delayed delivery securities (Note 1)	19,446,182
Receivable for variation margin (Note 1)	872,618
Unrealized appreciation on forward currency contracts (Note 1)	3,380,838
Unrealized appreciation on forward premium swap option contracts (Note 1)	51,172
Unrealized appreciation on OTC swap contracts (Note 1)	15,964,208
Premium paid on OTC swap contracts (Note 1)	274,405
Prepaid assets	84,916
Total assets	1,621,338,509
LIABILITIES
Payable for investments purchased	9,738,618
Payable for purchases of delayed delivery securities (Note 1)	291,631,866
Payable for shares of the fund repurchased	2,202,425
Payable for compensation of Manager (Note 2)	813,538
Payable for custodian fees (Note 2)	30,782
Payable for investor servicing fees (Note 2)	251,245
Payable for Trustee compensation and expenses (Note 2)	77,713
Payable for administrative services (Note 2)	3,548
Payable for distribution fees (Note 2)	251,733
Payable for variation margin (Note 1)	1,210,060
Unrealized depreciation on OTC swap contracts (Note 1)	26,847,762
Premium received on OTC swap contracts (Note 1)	1,813,564
Unrealized depreciation on forward currency contracts (Note 1)	2,967,640
Unrealized depreciation on forward premium swap option contracts (Note 1)	67,894
Written options outstanding, at value (premiums $3,203,915) (Notes 1 and 3)	2,111,885
TBA sale commitments, at value (proceeds receivable $19,371,641) (Note 1)	19,362,187
Collateral on certain derivative contracts, at value (Note 1)	7,620,000
Other accrued expenses	217,036
Total liabilities	367,219,496
Net assets	$1,254,119,013

(Continued on next page)

The accompanying notes are an integral part of these financial statements.

Absolute Return 700 Fund     63

	Statement of assets and liabilities (Continued)
	REPRESENTED BY
	Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$1,168,472,648
	Distributions in excess of net investment income (Note 1)	(24,529,540)
	Accumulated net realized gain on investments and foreign currency transactions (Note 1)	65,467,634
	Net unrealized appreciation of investments and assets and liabilities in foreign currencies	44,708,271
	Total — Representing net assets applicable to capital shares outstanding	$1,254,119,013
	COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
	Net asset value and redemption price per class A share ($364,311,479 divided by 29,275,640 shares)	$12.44
	Offering price per class A share (100/94.25 of $12.44)*	$13.20
	Net asset value and offering price per class B share ($29,992,480 divided by 2,457,137 shares)**	$12.21
	Net asset value and offering price per class C share ($183,903,632 divided by 15,075,480 shares)**	$12.20
	Net asset value and redemption price per class M share ($6,373,759 divided by 519,332 shares)	$12.27
	Offering price per class M share (100/96.50 of $12.27)*	$12.72
	Net asset value, offering price and redemption price per class R share ($1,897,875 divided by 154,088 shares)	$12.32
	Net asset value, offering price and redemption price per class R5 share ($11,691 divided by 936 shares)	$12.49
	Net asset value, offering price and redemption price per class R6 share ($6,937,093 divided by 555,521 shares)	$12.49
	Net asset value, offering price and redemption price per class Y share ($660,691,004 divided by 53,049,462 shares)	$12.45
*	On single retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.
**	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

64     Absolute Return 700 Fund

Statement of operations Six months ended 4/30/15 (Unaudited)
INVESTMENT INCOME
Interest (including interest income of $97,434 from investments in affiliated issuers) (Note 5)	$9,728,979
Dividends (net of foreign tax of $109,995)	6,017,953
Total investment income	15,746,932
EXPENSES
Compensation of Manager (Note 2)	4,790,599
Investor servicing fees (Note 2)	740,170
Custodian fees (Note 2)	51,862
Trustee compensation and expenses (Note 2)	21,426
Distribution fees (Note 2)	1,443,098
Administrative services (Note 2)	17,105
Other	271,452
Total expenses	7,335,712
Expense reduction (Note 2)	(21,270)
Net expenses	7,314,442
Net investment income	8,432,490

Net realized gain on investments (Notes 1 and 3)	30,370,088
Net realized gain on swap contracts (Note 1)	12,426,464
Net realized gain on futures contracts (Note 1)	17,762,057
Net realized gain on foreign currency transactions (Note 1)	10,341,815
Net realized loss on written options (Notes 1 and 3)	(1,939,045)
Net unrealized depreciation of assets and liabilities in foreign currencies during the period	(5,563,709)
Net unrealized depreciation of investments, futures contracts, swap contracts, written options, and TBA sale commitments during the period	(28,031,954)
Net gain on investments	35,365,716
Net increase in net assets resulting from operations	$43,798,206

The accompanying notes are an integral part of these financial statements.

Absolute Return 700 Fund     65

	Statement of changes in net assets
	INCREASE IN NET ASSETS	Six months ended 4/30/15*	Year ended 10/31/14
	Operations:
	Net investment income	$8,432,490	$16,910,148
	Net realized gain on investments and foreign currency transactions	68,961,379	39,633,447
	Net unrealized appreciation (depreciation) of investments and assets and liabilities in foreign currencies	(33,595,663)	451,455
	Net increase in net assets resulting from operations	43,798,206	56,995,050
	Distributions to shareholders (Note 1):
	From ordinary income
	Net investment income
	Class A	(4,757,439)	(3,999,508)
	Class B	(215,483)	(127,876)
	Class C	(1,330,345)	(660,606)
	Class M	(55,120)	(30,942)
	Class R	(23,421)	(18,601)
	Class R5	(197)	(147)
	Class R6	(122,131)	(95,842)
	Class Y	(10,035,025)	(6,740,179)
	From net realized long-term gain on investments
	Class A	(14,604,208)	—
	Class B	(1,295,170)	—
	Class C	(7,440,380)	—
	Class M	(238,434)	—
	Class R	(84,957)	—
	Class R5	(501)	—
	Class R6	(303,202)	—
	Class Y	(25,810,808)	—
	Increase from capital share transactions (Note 4)	180,529,556	50,609,801
	Total increase in net assets	158,010,941	95,931,150
	NET ASSETS
	Beginning of period	1,096,108,072	1,000,176,922
	End of period (including distributions in excess of net investment income of $24,529,540 and $16,422,869, respectively)	$1,254,119,013	$1,096,108,072
*	Unaudited.

The accompanying notes are an integral part of these financial statements.

66     Absolute Return 700 Fund

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Absolute Return 700 Fund     67

Financial highlights (For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:
Period ended	Net asset value, beginning of period	Net investment income (loss)[a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Redemption fees	Net asset value, end of period	Total return at net asset value (%)[b]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[c]	Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover (%)
Class A
April 30, 2015**	$12.71	.09	.40	.49	(.19)	(.57)	(.76)	—	$12.44	3.95*	$364,311	.63*	.72*	244 e*
October 31, 2014	12.17	.20	.48	.68	(.14)	—	(.14)	—	12.71	5.65	328,250	1.24	1.63	313[e]
October 31, 2013	11.78	.24	.16	.40	(.01)	—	(.01)	—	12.17	3.42	346,385	1.25	2.04	199[f]
October 31, 2012	11.35	.21	.66	.87	(.44)	—	(.44)	—	11.78	7.97	331,370	1.33[d]	1.82[d]	164[f]
October 31, 2011	11.45	.33	(.04)	.29	(.34)	(.05)	(.39)	—	11.35	2.55	364,714	1.37[d]	2.86[d]	174[f]
October 31, 2010	11.16	.43	.06	.49	(.15)	(.05)	(.20)	—[g]	11.45	4.44	279,592	1.63[d]	3.81[d]	244[f]
Class B
April 30, 2015**	$12.44	.04	.40	.44	(.10)	(.57)	(.67)	—	$12.21	3.60*	$29,992	1.00*	.35*	244 e*
October 31, 2014	11.91	.11	.47	.58	(.05)	—	(.05)	—	12.44	4.92	28,072	1.99	.88	313[e]
October 31, 2013	11.60	.15	.16	.31	—	—	—	—	11.91	2.67	28,175	2.00	1.29	199[f]
October 31, 2012	11.19	.12	.65	.77	(.36)	—	(.36)	—	11.60	7.13	26,015	2.08[d]	1.06[d]	164[f]
October 31, 2011	11.31	.24	(.03)	.21	(.28)	(.05)	(.33)	—	11.19	1.84	22,984	2.12[d]	2.14[d]	174[f]
October 31, 2010	11.08	.34	.05	.39	(.11)	(.05)	(.16)	—[g]	11.31	3.54	18,375	2.38[d]	3.05[d]	244[f]
Class C
April 30, 2015**	$12.44	.04	.39	.43	(.10)	(.57)	(.67)	—	$12.20	3.58*	$183,904	1.00*	.35*	244 e*
October 31, 2014	11.91	.11	.47	.58	(.05)	—	(.05)	—	12.44	4.91	160,682	1.99	.88	313[e]
October 31, 2013	11.60	.15	.16	.31	—	—	—	—	11.91	2.67	148,531	2.00	1.29	199[f]
October 31, 2012	11.19	.12	.65	.77	(.36)	—	(.36)	—	11.60	7.16	138,619	2.08[d]	1.06[d]	164[f]
October 31, 2011	11.31	.24	(.04)	.20	(.27)	(.05)	(.32)	—	11.19	1.79	132,156	2.12[d]	2.12[d]	174[f]
October 31, 2010	11.09	.34	.06	.40	(.13)	(.05)	(.18)	—[g]	11.31	3.59	98,655	2.38[d]	3.05[d]	244[f]
Class M
April 30, 2015**	$12.52	.06	.39	.45	(.13)	(.57)	(.70)	—	$12.27	3.72*	$6,374	.88*	.47*	244 e*
October 31, 2014	11.99	.14	.47	.61	(.08)	—	(.08)	—	12.52	5.12	5,286	1.74	1.12	313[e]
October 31, 2013	11.65	.18	.16	.34	—	—	—	—	11.99	2.92	4,535	1.75	1.53	199[f]
October 31, 2012	11.23	.15	.65	.80	(.38)	—	(.38)	—	11.65	7.40	4,105	1.83[d]	1.31[d]	164[f]
October 31, 2011	11.32	.27	(.03)	.24	(.28)	(.05)	(.33)	—	11.23	2.12	3,830	1.87[d]	2.34[d]	174[f]
October 31, 2010	11.10	.37	.03	.40	(.13)	(.05)	(.18)	—[g]	11.32	3.64	3,134	2.13[d]	3.30[d]	244[f]
Class R
April 30, 2015**	$12.57	.07	.41	.48	(.16)	(.57)	(.73)	—	$12.32	3.93*	$1,898	.75*	.61*	244 e*
October 31, 2014	12.04	.17	.48	.65	(.12)	—	(.12)	—	12.57	5.40	1,848	1.49	1.39	313[e]
October 31, 2013	11.68	.21	.15	.36	—[g]	—	—[f]	—	12.04	3.11	2,005	1.50	1.77	199[f]
October 31, 2012	11.25	.17	.67	.84	(.41)	—	(.41)	—	11.68	7.77	1,235	1.58[d]	1.52[d]	164[f]
October 31, 2011	11.37	.30	(.05)	.25	(.32)	(.05)	(.37)	—	11.25	2.26	643	1.62[d]	2.60[d]	174[f]
October 31, 2010	11.12	.40	.04	.44	(.14)	(.05)	(.19)	—[g]	11.37	3.97	431	1.88[d]	3.56[d]	244[f]
Class R5
April 30, 2015**	$12.78	.11	.39	.50	(.22)	(.57)	(.79)	—	$12.49	4.08*	$12	.50*	.86*	244 e*
October 31, 2014	12.22	.24	.49	.73	(.17)	—	(.17)	—	12.78	6.03	11.96		1.90	313[e]
October 31, 2013	11.81	.28	.15	.43	(.02)	—	(.02)	—	12.22	3.66	11	1.02	2.29	199[f]
October 31, 2012†	11.56	.07	.18	.25	—	—	—	—	11.81	2.16*	10	.34*[d]	.54*[d]	164[f]
Class R6
April 30, 2015**	$12.77	.11	.41	.52	(.23)	(.57)	(.80)	—	$12.49	4.22*	$6,937	.47*	.89*	244 e*
October 31, 2014	12.23	.24	.48	.72	(.18)	—	(.18)	—	12.77	5.97	6,678.91		1.96	313[e]
October 31, 2013	11.81	.25	.20	.45	(.03)	—	(.03)	—	12.23	3.79	6,500.92		2.09	199[f]
October 31, 2012†	11.56	.07	.18	.25	—	—	—	—	11.81	2.16*	10	.31*[d]	.58*[d]	164[f]
See notes to financial highlights at the end of this section.

The accompanying notes are an integral part of these financial statements.

68	Absolute Return 700 Fund	Absolute Return 700 Fund	69

Financial highlights (Continued)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:
Period ended	Net asset value, beginning of period	Net investment income (loss)[a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Redemption fees	Net asset value, end of period	Total return at net asset value (%)[b]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[c]	Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover (%)
Class Y
April 30, 2015**	$12.74	.11	.39	.50	(.22)	(.57)	(.79)	—	$12.45	4.08*	$660,691	.51*	.85*	244 e*
October 31, 2014	12.20	.23	.49	.72	(.18)	—	(.18)	—	12.74	5.93	565,281.99		1.88	313[e]
October 31, 2013	11.81	.27	.16	.43	(.04)	—	(.04)	—	12.20	3.67	464,035	1.00	2.27	199[f]
October 31, 2012	11.37	.23	.67	.90	(.46)	—	(.46)	—	11.81	8.31	283,356	1.08[d]	2.04[d]	164[f]
October 31, 2011	11.47	.36	(.05)	.31	(.36)	(.05)	(.41)	—	11.37	2.75	195,030	1.12[d]	3.13[d]	174[f]
October 31, 2010	11.17	.46	.05	.51	(.16)	(.05)	(.21)	—[g]	11.47	4.64	169,634	1.38[d]	4.04[d]	244[f]

* Not annualized.

** Unaudited.

† For the period July 3, 2012 (commencement of operations) to October 31, 2012.

a  Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b  Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

c  Includes amounts paid through expense offset and/or brokerage service arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.

d  Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation, the expenses of each class reflect a reduction of the following amounts as a percentage of average net assets (Note 2):

	10/31/12	10/31/11	10/31/10
Class A	0.05%	0.08%	0.03%
Class B	0.05	0.08	0.03
Class C	0.05	0.08	0.03
Class M	0.05	0.08	0.03
Class R	0.05	0.08	0.03
Class R5	—	N/A	N/A
Class R6	—	N/A	N/A
Class Y	0.05	0.08	0.03

e  Portfolio turnover includes TBA purchase and sale commitments.

f  Portfolio turnover excludes TBA purchase and sale commitments. Including TBA purchase and sale commitments to conform with current year presentation, the portfolio turnover would have been the following:

Portfolio turnover %
October 31, 2013	463%
October 31, 2012	487
October 31, 2011	407
October 31, 2010	464

g  Amount represents less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

70	Absolute Return 700 Fund	Absolute Return 700 Fund	71

Notes to financial statements 4/30/15 (Unaudited)

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter. Unless otherwise noted, the “reporting period” represents the period from November 1, 2014 through April 30, 2015.

Putnam Absolute Return 700 Fund (the fund) is a diversified series of Putnam Funds Trust (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The goal of the fund is to seek to earn a positive total return that exceeds the return on U.S. Treasury bills by 700 basis points (or 7.00%) on an annualized basis over a reasonable period of time (generally at least three years or more) regardless of market conditions. The fund is designed to pursue a consistent absolute return by combining two independent investment strategies — a beta strategy, which provides broad exposure to investment markets, and an alpha strategy, which seeks returns from active trading. The beta strategy seeks to balance risk and to provide positive total return by investing, without limit, in many different asset classes, including U.S., international, and emerging markets equity securities (growth or value stocks or both) and fixed-income securities; mortgage- and asset-backed securities; below-investment-grade securities (sometimes referred to as “junk bonds”); inflation-protected securities; commodities; and real estate investment trusts (REITs). The alpha strategy involves the potential use of active trading strategies designed to provide additional total return through active security selection, tactical asset allocation, currency transactions and options transactions. In pursuing a consistent absolute return, the fund’s strategies are also generally intended to produce lower volatility over a reasonable period of time than has been historically associated with traditional asset classes that have earned similar levels of return over long historical periods. These traditional asset classes might include, for example, equities or equity-like investments.

Putnam Management may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell equity investments, and, among other factors, credit, interest rate and prepayment risks when deciding whether to buy or sell fixed-income investments. Putnam Management may also take into account general market conditions when making investment decisions. Putnam Management typically uses derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, to a significant extent for hedging purposes and to increase the fund’s exposure to the asset classes and strategies mentioned above, which may create investment leverage.

The fund offers class A, class B, class C, class M, class R, class R5, class R6 and class Y shares. Class A and class M shares are sold with a maximum front-end sales charge of 5.75% and 3.50%, respectively, and generally do not pay a contingent deferred sales charge. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge and are subject to a contingent deferred sales charge if those shares are redeemed within six years of purchase. Class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class R shares, which are not available to all investors, are sold at net asset value. The expenses for class A, class B, class C, class M and class R shares may differ based on the distribution fee of each class, which is identified in Note 2. Class R5, class R6 and class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C, class M and class R shares, but do not bear a distribution fee and in the case of class R5 and class R6 shares, bear a lower investor servicing fee, which is identified in Note 2. Class R5, class R6 and class Y shares are not available to all investors.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

Note 1: Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent

72     Absolute Return 700 Fund

events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.

Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value, and are classified as Level 2 securities.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be

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valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, is recorded on the accrual basis. Dividend income, net of any applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain. All premiums/discounts are amortized/accreted on a yield-to-maturity basis. The fund earned certain fees in connection with its senior loan purchasing activities. These fees are treated as market discount and are amortized into income in the Statement of operations. Securities purchased or sold on a delayed delivery basis may be settled at a future date beyond customary settlement time; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the fair value of the underlying securities or if the counterparty does not perform under the contract.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.

Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The fair value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

Options contracts The fund uses options contracts to hedge duration and convexity, to isolate prepayment risk, to gain exposure to interest rates, to hedge against changes in values of securities it owns, owned or expects to own, to hedge prepayment risk, to generate additional income for the portfolio, to enhance returns on securities owned, to gain exposure to securities, and to manage downside risks.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.

Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap option contracts include premiums that have extended settlement dates. The delayed settlement of the premiums

74     Absolute Return 700 Fund

is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.

Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures contracts The fund uses futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates, and to equitize cash.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Forward currency contracts The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk and to gain exposure to currencies.

The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities.

Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount to hedge interest rate risk, to gain exposure on interest rates, and to hedge prepayment risk.

An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.

The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

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OTC and centrally cleared interest rate swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund entered into OTC total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to manage exposure to specific securities, to gain exposure to a basket of securities, to gain exposure to specific markets or countries, and to gain exposure to specific sectors or industries.

To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC total return swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk, and to gain exposure on individual names and/or baskets of securities.

In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.

OTC and centrally cleared credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

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TBA commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.

The fund may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.

Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.

TBA purchase commitments outstanding at period end, if any, are listed within the fund’s portfolio and TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $1,550,561 at the close of the reporting period.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $17,099,529 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $18,346,998 and may include amounts related to unsettled agreements.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment

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policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit The fund participates, along with other Putnam funds, in a $392.5 million unsecured committed line of credit and a $235.5 million unsecured uncommitted line of credit, both provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to the Federal Funds rate plus 1.25% for the committed line of credit and the Federal Funds rate plus 1.30% for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit has been paid by the participating funds. In addition, a commitment fee of 0.11% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The fund may also be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

The aggregate identified cost on a tax basis is $1,506,046,852, resulting in gross unrealized appreciation and depreciation of $86,366,236 and $30,337,521, respectively, or net unrealized appreciation of $56,028,715.

Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2: Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (base fee) (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of most open-end funds, as defined in the fund’s management contract, sponsored by Putnam Management. Such annual rates may vary as follows:

1.030%	of the first $5 billion,
0.980%	of the next $5 billion,
0.930%	of the next $10 billion,
0.880%	of the next $10 billion,
0.830%	of the next $50 billion,
0.810%	of the next $50 billion,
0.800%	of the next $100 billion and
0.795%	of any excess thereafter.

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The applicable base fee is increased or decreased for each month by an amount based on the performance of the fund. The amount of the increase or decrease is calculated monthly based on a performance adjustment rate that is equal to 0.04 multiplied by the difference between the fund’s annualized performance (measured by the fund’s class A shares) and the annualized performance of the BofA Merrill Lynch U.S. Treasury Bill Index plus 7.00% over the thirty-six month period then ended (the “performance period”). The maximum annualized performance adjustment rate is +/– 0.28%. Each month, the performance adjustment rate is multiplied by the fund’s average net assets over the performance period and the result is divided by twelve. The resulting dollar amount is added to, or subtracted from, the base fee for that month. The monthly base fee is determined based on the fund’s average net assets for the month, while the performance adjustment is determined based on the fund’s average net assets over the performance period of up to thirty-six months. This means it is possible that, if the fund underperforms significantly over the performance period, and the fund’s assets have declined significantly over that period, the negative performance adjustment may exceed the base fee. In this event, Putnam Management would make a payment to the fund.

Because the performance adjustment is based on the fund’s performance relative to its applicable benchmark index, and not its absolute performance, the performance adjustment could increase Putnam Management’s fee even if the fund’s shares lose value during the performance period provided that the fund outperformed its benchmark index, and could decrease Putnam Management’s fee even if the fund’s shares increase in value during the performance period provided that the fund underperformed its benchmark index.

For the reporting period, the base fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.430% of the fund’s average net assets before a decrease of $206,619 (0.018% of the fund’s average net assets) based on performance.

Putnam Management has contractually agreed to limit the fund’s total expenses through February 29, 2016, to the extent that the total expenses of the fund (before performance adjustments to the fund’s management fee and excluding brokerage, interest, taxes, investment related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s distribution plans) will not exceed an annual rate of 1.10% of the fund’s average net assets. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Putnam Management has contractually agreed, through June 30, 2015, to waive fees or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. Putnam Management pays a quarterly sub-management fee to PIL for its services at an annual rate of 0.35% of the average net assets of the portion of the fund managed by PIL.

The Putnam Advisory Company, LLC (PAC), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund, as designated from time to time by Putnam Management or PIL. Putnam Management or PIL, as applicable, pays a quarterly sub-advisory fee to PAC for its services at the annual rate of 0.35% of the average net assets of the portion of the fund’s assets for which PAC is engaged as sub-adviser.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. received fees for investor servicing (except for class R5 and R6 shares) that included (1) a per account fee for each direct and underlying non-defined contribution account (“retail account”) of the fund and each of the other funds in its specified category, which was totaled and then allocated to each fund in the category based on its average daily net assets; (2) a specified rate of the fund’s assets attributable to defined contribution plan accounts; and (3) for the portion of the fund’s fiscal year beginning after January 1, 2015, a specified rate based on the average net assets in retail accounts. Putnam Investor Services has agreed that the

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aggregate investor servicing fees for each fund’s retail and defined contribution accounts will not exceed an annual rate of 0.320% of the fund’s average assets attributable to such accounts. Class R5 shares paid a monthly fee based on the average net assets of class R5 shares at an annual rate of 0.12%. Class R6 shares paid a monthly fee based on the average net assets of class R6 shares at an annual rate of 0.05%. During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class A	$217,980
Class B	18,644
Class C	109,978
Class M	3,542
Class R	1,207
Class R5	7
Class R6	1,745
Class Y	387,067
Total	$740,170

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. The fund also reduced expenses through brokerage/service arrangements. For the reporting period, the fund’s expenses were reduced by $1,957 under the expense offset arrangements and by $19,313 under the brokerage/service arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $714, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted distribution plans (the Plans) with respect to its class A, class B, class C, class M and class R shares pursuant to Rule 12b–1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35%, 1.00%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C, class M and class R shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 1.00%, 1.00%, 0.75% and 0.50% of the average net assets attributable to class A, class B, class C, class M and class R shares, respectively. During the reporting period, the class specific expenses related to distribution fees were as follows:

Class A	$422,862
Class B	144,309
Class C	850,671
Class M	20,551
Class R	4,705
Total	$1,443,098

For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received net commissions of $82,166 and $882 from the sale of class A and class M shares, respectively, and received $6,551 and $1,951 in contingent deferred sales charges from redemptions of class B and class C shares, respectively.

A deferred sales charge of up to 1.00% and 0.65% is assessed on certain redemptions of class A and class M shares, respectively. For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received $11 and no monies on class A and class M redemptions, respectively.

80     Absolute Return 700 Fund

Note 3: Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of purchases	Proceeds from sales
Investments in securities, including TBA commitments (Long-term)	$3,081,010,151	$2,659,150,336
U.S. government securities (Long-term)	—	—
Total	$3,081,010,151	$2,659,150,336

Written option transactions during the reporting period are summarized as follows:

	Written swap option contract amounts	Written swap option premiums	Written option contract amounts	Written option premiums
Written options outstanding at the beginning of the reporting period	$110,319,300	$2,533,025	$87,635,997	$961,558
Options opened	367,043,925	2,371,033	92,608,116	3,898,039
Options exercised	(23,294,950)	(160,879)	—	—
Options expired	(52,308,700)	(294,048)	(115,367,978)	(2,363,277)
Options closed	(261,724,300)	(1,953,866)	(51,132,879)	(1,787,670)
Written options outstanding at the end of the reporting period	$140,035,275	$2,495,265	$13,743,256	$708,650

Note 4: Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

	Six months ended 4/30/15		Year ended 10/31/14
Class A	Shares	Amount	Shares	Amount
Shares sold	5,483,609	$68,441,282	6,653,561	$82,804,806
Shares issued in connection with reinvestment of distributions	1,467,086	17,883,782	299,439	3,641,187
	6,950,695	86,325,064	6,953,000	86,445,993
Shares repurchased	(3,503,366)	(43,854,777)	(9,595,180)	(119,560,403)
Net increase (decrease)	3,447,329	$42,470,287	(2,642,180)	$(33,114,410)

	Six months ended 4/30/15		Year ended 10/31/14
Class B	Shares	Amount	Shares	Amount
Shares sold	198,092	$2,432,931	271,121	$3,307,619
Shares issued in connection with reinvestment of distributions	120,767	1,447,992	10,150	121,599
	318,859	3,880,923	281,271	3,429,218
Shares repurchased	(119,221)	(1,467,472)	(389,485)	(4,754,786)
Net increase (decrease)	199,638	$2,413,451	(108,214)	$(1,325,568)

Absolute Return 700 Fund     81

	Six months ended 4/30/15		Year ended 10/31/14
Class C	Shares	Amount	Shares	Amount
Shares sold	2,676,756	$32,741,994	3,297,436	$40,293,927
Shares issued in connection with reinvestment of distributions	643,103	7,704,376	47,345	567,189
	3,319,859	40,446,370	3,344,781	40,861,116
Shares repurchased	(1,166,069)	(14,317,067)	(2,895,365)	(35,335,371)
Net increase	2,153,790	$26,129,303	449,416	$5,525,745

	Six months ended 4/30/15		Year ended 10/31/14
Class M	Shares	Amount	Shares	Amount
Shares sold	94,673	$1,166,149	113,895	$1,396,714
Shares issued in connection with reinvestment of distributions	23,860	287,513	2,463	29,630
	118,533	1,453,662	116,358	1,426,344
Shares repurchased	(21,346)	(263,977)	(72,443)	(886,521)
Net increase	97,187	$1,189,685	43,915	$539,823

	Six months ended 4/30/15		Year ended 10/31/14
Class R	Shares	Amount	Shares	Amount
Shares sold	30,132	$373,621	39,691	$488,699
Shares issued in connection with reinvestment of distributions	8,972	108,378	1,542	18,601
	39,104	481,999	41,233	507,300
Shares repurchased	(31,986)	(395,090)	(60,755)	(745,697)
Net increase (decrease)	7,118	$86,909	(19,522)	$(238,397)

	Six months ended 4/30/15		Year ended 10/31/14
Class R5	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with reinvestment of distributions	57	698	12	147
	57	698	12	147
Shares repurchased	—	—	—	—
Net increase	57	$698	12	$147

	Six months ended 4/30/15		Year ended 10/31/14
Class R6	Shares	Amount	Shares	Amount
Shares sold	107,199	$1,343,939	123,039	$1,536,117
Shares issued in connection with reinvestment of distributions	34,806	425,333	7,862	95,842
	142,005	1,769,272	130,901	1,631,959
Shares repurchased	(109,285)	(1,370,983)	(139,598)	(1,736,634)
Net increase (decrease)	32,720	$398,289	(8,697)	$(104,675)

82     Absolute Return 700 Fund

	Six months ended 4/30/15		Year ended 10/31/14
Class Y	Shares	Amount	Shares	Amount
Shares sold	16,648,518	$208,036,965	18,967,042	$236,701,531
Shares issued in connection with reinvestment of distributions	2,564,915	31,266,314	470,609	5,722,600
	19,213,433	239,303,279	19,437,651	242,424,131
Shares repurchased	(10,539,453)	(131,462,345)	(13,103,798)	(163,096,995)
Net increase	8,673,980	$107,840,934	6,333,853	$79,327,136

At the close of the reporting period, Putnam Investments, LLC owned the following shares of the fund:

	Shares owned	Percentage of ownership	Value
Class R5	936	100%	11,691
Class R6	938	0.17	11,716

Note 5: Affiliated transactions

Transactions during the reporting period with Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund, which are under common ownership or control, were as follows:

Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period
Putnam Money Market Liquidity Fund*	$—	$71,939,094	$71,939,093	$6,970	$1
Putnam Short Term Investment Fund*	191,814,213	232,929,246	280,227,138	90,464	144,516,321
Totals	$191,814,213	$304,868,340	$352,166,231	$97,434	$144,516,322

*Management fees charged to Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund have been waived by Putnam Management.

Note 6: Senior loan commitments

Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

Note 7: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations. The fund may invest in higher yielding, lower rated bonds that may have a higher rate of default. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

Absolute Return 700 Fund     83

Note 8: Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was as follows based on an average of the holdings at the end of each fiscal quarter:

Purchased equity option contracts (contract amount)	$1,700,000
Purchased TBA commitment option contracts (contract amount)	$23,300,000
Purchased swap option contracts (contract amount)	$135,800,000
Written equity option contracts (contract amount) (Note 3)	$1,700,000
Written TBA commitment option contracts (contract amount) (Note 3)	$43,100,000
Written swap option contracts (contract amount) (Note 3)	$112,300,000
Futures contracts (number of contracts)	5,000
Forward currency contracts (contract amount)	$267,800,000
Centrally cleared interest rate swap contracts (notional)	$835,100,000
OTC total return swap contracts (notional)	$1,875,100,000
OTC credit default contracts (notional)	$135,800,000
Warrants (number of warrants)	—*

*For the reporting period there were no holdings at the end of each fiscal quarter and the transactions were considered minimal.

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period

	Asset derivatives		Liability derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Statement of assets and liabilities location	Fair value	Statement of assets and liabilities location	Fair value
Credit contracts	Receivables, Net assets — Unrealized appreciation	$961,352	Payables, Net assets — Unrealized depreciation	$891,363
Foreign exchange contracts	Receivables	3,380,838	Payables	2,967,640
Equity contracts	Investments, Receivables, Net assets — Unrealized appreciation	47,456,001*	Payables, Net assets — Unrealized depreciation	27,337,062*
Interest rate contracts	Investments, Receivables, Net assets — Unrealized appreciation	4,109,398*	Payables, Net assets — Unrealized depreciation	6,756,133*
Total		$55,907,589		$37,952,198

*Includes cumulative appreciation/depreciation of futures contracts and/or centrally cleared swaps as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

84     Absolute Return 700 Fund

The following is a summary of realized and change in unrealized gains or losses of derivative instruments on the Statement of operations for the reporting period (see Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted for as hedging instruments under ASC 815	Warrants	Options	Futures	Forward currency contracts	Swaps	Total
Credit contracts	$—	$—	$—	$—	$1,313,787	$1,313,787
Foreign exchange contracts	—	—	—	10,246,731	—	10,246,731
Equity contracts	112,176	(8,218,376)	3,156,452	—	17,007,538	12,057,790
Interest rate contracts	—	(441,176)	14,605,605	—	(5,894,861)	8,269,568
Total	$112,176	$(8,659,552)	$17,762,057	$10,246,731	$12,426,464	$31,887,876

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted for as hedging instruments under ASC 815	Warrants	Options	Futures	Forward currency contracts	Swaps	Total
Credit contracts	$—	$—	$—	$—	$1,289,185	$1,289,185
Foreign exchange contracts	—	—	—	(4,715,936)	—	(4,715,936)
Equity contracts	823,214	3,416,468	(3,971,231)	—	(32,416,065)	(32,147,614)
Interest rate contracts	—	741,159	2,105,773	—	(837,953)	2,008,979
Total	$823,214	$4,157,627	$(1,865,458)	$(4,715,936)	$(31,964,833)	$(33,565,386)

Absolute Return 700 Fund     85

Note 9: Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	Bank of America N.A.	Barclays Bank PLC	Barclays Capital Inc. (clearing broker)	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Royal Bank of Scotland PLC (The)	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total
Assets:
Centrally cleared interest rate swap contracts§	$—	$—	$284,838	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$284,838
OTC Total return swap contracts*#	2,295,600	248,946	—	919,686	376,030	2,963,155	3,373,449	—	3,846,155	—	—	—	—	—	14,023,021
OTC Credit default contracts*#	9,906	3,249	—	—	837,240	—	110,957	—	—	—	—	—	—	—	961,352
Futures contracts§	—	—	—	—	—	—	—	—	—	587,780	—	—	—	—	587,780
Forward currency contracts#	288,764	527,261	—	232,211	356,210	208,982	263,126	220,063	519,041	—	198,794	423,060	—	143,326	3,380,838
Forward premium swap option contracts#	—	1,652	—	—	—	—	—	—	49,520	—	—	—	—	—	51,172
Purchased swap options**#	171,277	34,054	—	67,797	342,247	—	228,718	—	—	—	—	—	—	—	844,093
Purchased options**#	—	875,298	—	—	—	—	—	—	7,428,506	—	—	—	—	—	8,303,804
Total Assets	$2,765,547	$1,690,460	$284,838	$1,219,694	$1,911,727	$3,172,137	$3,976,250	$220,063	$11,843,222	$587,780	$198,794	$423,060	$—	$143,326	$28,436,898
Liabilities:
Centrally cleared interest rate swap contracts§	—	—	513,555	—	—	—	—	—	—	—	—	—	—	—	513,555
OTC Total return swap contracts*#	3,947,130	109,849	—	4,989,484	39,065	2,475,183	5,407,591	—	30,875	—	—	—	9,516,546	—	26,515,723
OTC Credit default contracts*#	—	—	—	—	654,983	—	236,380	—	—	—	—	—	—	—	891,363
Futures contracts§	—	—	—	—	—	—	—	—	—	696,505	—	—	—	—	696,505
Forward currency contracts#	93,457	436,832	—	325,166	315,158	310,268	103,597	304,913	454,990	—	168,809	420,323	—	34,127	2,967,640
Forward premium swap option contracts#	—	790	—	—	—	—	1,067	—	66,037	—	—	—	—	—	67,894
Written swap options#	109,533	21,652	—	38,798	212,046	—	143,466	—	1,476,867	—	—	—	—	—	2,002,362
Written options#	63,955	7,032	—	—	—	696	—	—	37,840	—	—	—	—	—	109,523
Total Liabilities	$4,214,075	$576,155	$513,555	$5,353,448	$1,221,252	$2,786,147	$5,892,101	$304,913	$2,066,609	$696,505	$168,809	$420,323	$9,516,546	$34,127	$33,764,565
Total Financial and Derivative Net Assets	$(1,448,528)	$1,114,305	$(228,717)	$(4,133,754)	$690,475	$385,990	$(1,915,851)	$(84,850)	$9,776,613	$(108,725)	$29,985	$2,737	$(9,516,546)	$109,199	$(5,327,667)
Total collateral received (pledged)†##	$(677,000)	$830,000	$—	$(4,133,754)	$690,475	$385,990	$1,083,601	$—	$5,530,000	$—	$29,985	$—	$(9,516,546)	$—
Net amount	$(771,528)	$284,305	$(228,717)	$—	$—	$—	$(2,999,452)	$(84,850)	$4,246,613	$(108,725)	$—	$2,737	$—	$109,199

*	Excludes premiums, if any. Included in unrealized appreciation and depreciation on OTC swap contracts on the Statement of assets and liabilities.
**	Included with Investments in securities on the Statement of assets and liabilities.
†	Additional collateral may be required from certain brokers based on individual agreements.
#	Covered by master netting agreement (Note 1).
##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.
§

Includes current day’s variation margin only as reported on the Statement of assets and liabilities, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund’s portfolio.

86	Absolute Return 700 Fund	Absolute Return 700 Fund	87

Putnam family of funds

The following is a list of Putnam’s open-end mutual funds offered to the public. Investors should carefully consider the investment objective, risks, charges, and expenses of a fund before investing. For a prospectus, or a summary prospectus if available, containing this and other information for any Putnam fund or product, contact your financial advisor or call Putnam Investor Services at 1-800-225-1581. Please read the prospectus carefully before investing.

Growth

Growth Opportunities Fund

International Growth Fund

Multi-Cap Growth Fund

Small Cap Growth Fund

Voyager Fund

Blend

Asia Pacific Equity Fund

Capital Opportunities Fund

Capital Spectrum Fund

Emerging Markets Equity Fund

Equity Spectrum Fund

Europe Equity Fund

Global Equity Fund

International Capital Opportunities Fund

International Equity Fund

Investors Fund

Low Volatility Equity Fund

Multi-Cap Core Fund

Research Fund

Strategic Volatility Equity Fund

Value

Convertible Securities Fund

Equity Income Fund

Global Dividend Fund

The Putnam Fund for Growth and Income

International Value Fund

Multi-Cap Value Fund

Small Cap Value Fund

Income

American Government Income Fund

Diversified Income Trust

Emerging Markets Income Fund

Floating Rate Income Fund

Global Income Trust

High Yield Advantage Fund

High Yield Trust

Income Fund

Money Market Fund*

Short Duration Income Fund

U.S. Government Income Trust

Tax-free Income

AMT-Free Municipal Fund

Intermediate-Term Municipal Income Fund

Short-Term Municipal Income Fund

Tax Exempt Income Fund

Tax Exempt Money Market Fund*

Tax-Free High Yield Fund

State tax-free income funds†:

Arizona, California, Massachusetts, Michigan, Minnesota, New Jersey, New York, Ohio, and Pennsylvania.

* An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

†Not available in all states.

88     Absolute Return 700 Fund

Absolute Return

Absolute Return 100 Fund®

Absolute Return 300 Fund®

Absolute Return 500 Fund®

Absolute Return 700 Fund®

Global Sector

Global Consumer Fund

Global Energy Fund

Global Financials Fund

Global Health Care Fund

Global Industrials Fund

Global Natural Resources Fund

Global Sector Fund

Global Technology Fund

Global Telecommunications Fund

Global Utilities Fund

Asset Allocation

George Putnam Balanced Fund

Global Asset Allocation Funds — four investment portfolios that spread your money across a variety of stocks, bonds, and money market instruments.

Dynamic Asset Allocation Balanced Fund

Dynamic Asset Allocation Conservative Fund

Dynamic Asset Allocation Growth Fund

Dynamic Risk Allocation Fund

Retirement Income Lifestyle Funds — portfolios with managed allocations to stocks, bonds, and money market investments to generate retirement income.

Retirement Income Fund Lifestyle 1

Retirement Income Fund Lifestyle 2

Retirement Income Fund Lifestyle 3

RetirementReady® Funds — portfolios with adjusting allocations to stocks, bonds, and money market instruments, becoming more conservative over time.

RetirementReady® 2055 Fund

RetirementReady® 2050 Fund

RetirementReady® 2045 Fund

RetirementReady® 2040 Fund

RetirementReady® 2035 Fund

RetirementReady® 2030 Fund

RetirementReady® 2025 Fund

RetirementReady® 2020 Fund

RetirementReady® 2015 Fund

Check your account balances and the most recent month-end performance in the Individual Investors section at putnam.com.

Absolute Return 700 Fund     89

Services for shareholders

Investor services

Systematic investment plan Tell us how much you wish to invest regularly — weekly, semimonthly, or monthly — and the amount you choose will be transferred automatically from your checking or savings account. There’s no additional fee for this service, and you can suspend it at any time. This plan may be a great way to save for college expenses or to plan for your retirement.

Please note that regular investing does not guarantee a profit or protect against loss in a declining market. Before arranging a systematic investment plan, consider your financial ability to continue making purchases in periods when prices are low.

Systematic exchange You can make regular transfers from one Putnam fund to another Putnam fund. There are no additional fees for this service, and you can cancel or change your options at any time.

Dividends PLUS You can choose to have the dividend distributions from one of your Putnam funds automatically reinvested in another Putnam fund at no additional charge.

Free exchange privilege You can exchange money between Putnam funds free of charge, as long as they are the same class of shares. A signature guarantee is required if you are exchanging more than $500,000. The fund reserves the right to revise or terminate the exchange privilege.

Reinstatement privilege If you’ve sold Putnam shares or received a check for a dividend or capital gain, you may reinvest the proceeds with Putnam within 90 days of the transaction and they will be reinvested at the fund’s current net asset value — with no sales charge. However, reinstatement of class B shares may have special tax consequences. Ask your financial or tax representative for details.

Check-writing service You have ready access to many Putnam accounts. It’s as simple as writing a check, and there are no special fees or service charges. For more information about the check-writing service, call Putnam or visit our website.

Dollar cost averaging When you’re investing for long-term goals, it’s time, not timing, that counts. Investing on a systematic basis is a better strategy than trying to figure out when the markets will go up or down. This means investing the same amount of money regularly over a long period. This method of investing is called dollar cost averaging. When a fund’s share price declines, your investment dollars buy more shares at lower prices. When it increases, they buy fewer shares. Over time, you will pay a lower average price per share.

For more information

Visit the Individual Investors section at putnam.com A secure section of our website contains complete information on your account, including balances and transactions, updated daily. You may also conduct transactions, such as exchanges, additional investments, and address changes. Log on today to get your password.

Call us toll free at 1-800-225-1581 Ask a helpful Putnam representative or your financial advisor for details about any of these or other services, or see your prospectus.

90     Absolute Return 700 Fund

Putnam’s commitment
to confidentiality

In order to conduct business with our shareholders, we must obtain certain personal information such as account holders’ names, addresses, Social Security numbers, and dates of birth. Using this information, we are able to maintain accurate records of accounts and transactions.

It is our policy to protect the confidentiality of our shareholder information, whether or not a shareholder currently owns shares of our funds. In particular, it is our policy not to sell information about you or your accounts to outside marketing firms. We have safeguards in place designed to prevent unauthorized access to our computer systems and procedures to protect personal information from unauthorized use.

Within the Putnam organization, your information is shared with those who need it to service your account or provide you with information about other Putnam products or services. Under certain circumstances, we must also share account information with outside vendors who provide services to us, such as mailings and proxy solicitations. In these cases, the service providers enter into confidentiality agreements with us, and we provide only the information necessary to process transactions and perform other services related to your account. It is also our policy to share account information with your financial advisor, if you've provided us with information about your advisor and that person is listed on your Putnam account.

If you would like clarification about our confidentiality policies or have any questions or concerns, please don't hesitate to contact us at 1-800-225-1581, Monday through Friday, 8:00 a.m. to 8:00 p.m. Eastern Time.

Absolute Return 700 Fund     91

Fund information

Founded over 75 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We manage over 100 funds across income, value, blend, growth, asset allocation, absolute return, and global sector categories.

Investment Manager

Putnam Investment
Management, LLC
One Post Office Square
Boston, MA 02109

Investment Sub-Manager

Putnam Investments Limited
57–59 St James’s Street
London, England SW1A 1LD

Investment Sub-Advisor

The Putnam Advisory
Company, LLC
One Post Office Square
Boston, MA 02109

Marketing Services

Putnam Retail Management
One Post Office Square
Boston, MA 02109

Custodian

State Street Bank
and Trust Company

Legal Counsel

Ropes & Gray LLP

Trustees

Jameson A. Baxter, Chair
Liaquat Ahamed
Ravi Akhoury
Barbara M. Baumann
Charles B. Curtis
Robert J. Darretta
Katinka Domotorffy
John A. Hill
Paul L. Joskow
Kenneth R. Leibler
Robert E. Patterson
George Putnam, III
Robert L. Reynolds
W. Thomas Stephens

Officers

Robert L. Reynolds
President

Jonathan S. Horwitz
Executive Vice President,
Principal Executive Officer, and
Compliance Liaison

Steven D. Krichmar
Vice President and
Principal Financial Officer

Robert T. Burns
Vice President and
Chief Legal Officer

Robert R. Leveille
Vice President and
Chief Compliance Officer

Michael J. Higgins
Vice President, Treasurer,
and Clerk

Janet C. Smith
Vice President,
Principal Accounting Officer,
and Assistant Treasurer

Susan G. Malloy
Vice President and
Assistant Treasurer

James P. Pappas
Vice President

Mark C. Trenchard
Vice President and
BSA Compliance Officer

Nancy E. Florek
Vice President, Director of
Proxy Voting and Corporate
Governance, Assistant Clerk,
and Associate Treasurer

92     Absolute Return 700 Fund

This report is for the information of shareholders of Putnam Absolute Return 700 Fund®. It may also be used as sales literature when preceded or accompanied by the current prospectus, the most recent copy of Putnam’s Quarterly Performance Summary, and Putnam’s Quarterly Ranking Summary. For more recent performance, please visit putnam.com. Investors should carefully consider the investment objectives, risks, charges, and expenses of a fund, which are described in its prospectus. For this and other information or to request a prospectus or summary prospectus, call 1-800-225-1581 toll free. Please read the prospectus carefully before investing. The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

A BALANCED APPROACH

Since 1937, when George Putnam created a diverse mix of stocks and bonds in a single, professionally managed portfolio, Putnam has championed the balanced approach.

A WORLD OF INVESTING

Today, we offer investors a world of equity, fixed-income, multi-asset, and absolute-return portfolios to suit a range of financial goals.

A COMMITMENT TO EXCELLENCE

Our portfolio managers seek superior results over time, backed by original, fundamental research on a global scale. We believe in the value of experienced financial advice, in providing exemplary service, and in putting clients first in all we do.

Putnam INVESTMENTS

One Post Office Square
Boston, MA 02109

putnam.com

1-800-225-1581

PRSRT STD
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PERMIT NO. 600

Electronic service requested

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SA107
294690 6/15

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Exhibits:

(a)(1) Not applicable

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: June 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: June 26, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer

Date: June 26, 2015